   As filed with the Securities and Exchange Commission on January 26, 2007

                                                               File No. 33-46080
                                                                        811-7330
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                         POST EFFECTIVE AMENDMENT NO. 17

                                       TO

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                 SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

     A.   Exact name of Trust:

          SPDR TRUST SERIES 1

     B.   Name of Depositor:

          PDR  SERVICES LLC

     C.   Complete address of Depositor's principal executive office:

          PDR SERVICES LLC
          c/o AMERICAN STOCK EXCHANGE LLC
          86 Trinity Place
          New York, New York 10006

     D.   Name and complete address of agent for service:

          Claire McGrath, Esq.
          PDR SERVICES LLC
          c/o AMERICAN STOCK EXCHANGE LLC
          86 Trinity Place
          New York, New York 10006

          Copy to:

          Kathleen H. Moriarty, Esq.
          CARTER LEDYARD & MILBURN LLP
          2 Wall Street
          New York, New York 10005

         E. Title and amount of securities being registered:

         An indefinite number of units of Beneficial Interest pursuant to Rule
24f-2 under the Investment Company Act of 1940.

         F. Proposed maximum aggregate offering price to the public of the securities being registered:

            Indefinite pursuant to Rule 24f-2

         G. Amount of filing fee:

            In accordance with Rule 24f-2, a fee in the amount of $261,764.00 was paid on December 26, 2006 in connection with the filing of the Rule 24f-2
Notice for the Trust's most recent fiscal year.

         H. Approximate date of proposed sale to public:

            AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION
STATEMENT.

            [X] Check box if it is proposed that this filing will become effective on January 26, 2007 at 4:00 p.m. pursuant to paragraph (b) of Rule
485.

================================================================================

                               SPDR TRUST SERIES 1

                              Cross Reference Sheet

                            Pursuant to Regulation C
                  Under the Securities Act of 1933, as amended

                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus in Form S-6)

Form N-8B-2                                           Form S-6
Item Number                                           Heading in Prospectus
-----------                                           ---------------------

                     I. Organization and General Information
                        ------------------------------------

 1.   (a)    Name of Trust...............             Prospectus Front Cover
      (b)    Title of securities issued..             Prospectus Front Cover

 2.   Name, address and Internal
      Revenue Service Employer
      Identification Number of
      depositor.......................                Sponsor

 3.   Name, address and Internal
      Revenue Service Employer
      Identification Number of
      trustee.........................                Trustee

 4.   Name, address and Internal
      Revenue Service Employer
      Identification Number
      of principal underwriter........                *

 5.   State of organization of Trust..                Summary - Highlights

 6.   (a) Dates of execution and
          termination of Trust
          Agreement...................                Essential Information

      (b) Dates of execution and
          termination of Trust
          Agreement...................                Same as set forth in 6(a)

 7.   Changes of name.................                   *

 8.   Fiscal Year.....................                   *

 9.   Material Litigation.............                   *

----------
*Not applicable, answer negative or not required.

                                        i

                      II. General Description of the Trust
                           and Securities of the Trust
                          --------------------------------

10.  (a) Registered or bearer
         securities..................              Securities Depository,
                                                      Book-Entry-Only System

     (b)    Cumulative or distributive..              Summary - Essential
                                                      Information as of

     (c)    Rights of holders as to
            withdrawal or redemption....              Redemption of SPDRs

     (d)    Rights of holders as to
            conversion, transfer, etc...              Rights of Beneficial
                                                      Owners

     (e)    Lapses or defaults in
            principal payments with
            respect to periodic payment
            plan certificates...........              *

     (f)    Voting rights...............              Rights of Beneficial
                                                      Owners

     (g)    Notice to holders as to
            change in:

            (1) Composition of Trust
                assets..................              *

            (2) Terms and conditions
                of Trust's securities...              Administration of the
                                                      Trust - Amendments to
                                                      the Trust Agreement

            (3) Provisions of Trust
                Agreement...............              Same as set forth in
                                                      10(g)(2)

            (4) Identity of depositor
                and trustee.............              Sponsor; Trustee

----------
*Not applicable, answer negative or not required.

                                       ii

      (h) Consent of holders
          required to change:

          (1) Composition of Trust
              assets...................              *

          (2) Terms and conditions
              of Trust's securities....              Administration of the Trust
                                                     - Amendments to the
                                                     Trust Agreement
          (3) Provisions of Trust
              Agreement................               Same as set forth in
                                                      10(h)(2)

          (4) Identity of depositor
              and trustee..............               Sponsor; Trustee

        (i)    Other principal
               features of the securities...          The Trust

11. Type of securities
    comprising units.................                 The Portfolio

12. Certain information regarding
    securities comprising periodic
    payment certificates.............                 *

13. (a)   Certain information regarding
          loads, fees, expenses
          and charges..................              Expenses of the Trust;
                                                     Redemption of SPDRs

    (b)   Certain information regarding
          periodic payment plan
          certificates.................              *

    (c)   Certain percentages..........              Same as set forth in 13(a)

    (d)   Reasons for certain
          differences in prices........              *

    (e)   Certain other loads, fees, or
          charges payable by holders...              *

----------
*Not applicable, answer negative or not required.

                                       iii

    (f)  Certain profits receivable
         by depositor, principal
         underwriters, custodian,
         trustee or affiliated
         persons......................               Adjustments to the
                                                     Portfolio Deposit

    (g)  Ratio of annual charges and
         deductions to income.........               *

14. Issuance of Trust's securities...                The Trust - Creation of
                                                     Creation Units

15. Receipt and handling of
    payments from purchasers.........                The Trust

16. Acquisition and disposition of
    underlying securities............                The Trust - Creation of
                                                     Creation Units; The
                                                     Portfolio; Administration
                                                     of the Trust

17. (a)  Withdrawal or redemption by
         holders......................               Administration of the Trust
                                                     - Rights of Beneficial
                                                     Owners; Redemption of SPDRs
    (b)  Persons entitled or required
         to redeem or repurchase
         securities...................               Same as set forth in 17(a)

    (c)  Cancellation or resale of
         repurchased or redeemed
         securities...................               Same as set forth in 17(a)

18. (a)  Receipt, custody and
         disposition of income........               Administration of the Trust
                                                     - Distributions to
                                                     Beneficial Owners

    (b)  Reinvestment of distribu-
         tions........................               *

    (c)  Reserves or special funds....               Same as set forth in 18(a)

    (d)  Schedule of distributions....               *

----------
*Not applicable, answer negative or not required.

                                       iv

19. Records, accounts and reports..                  The S&P Index; Distribution
                                                     of SPDRs; Expenses of the
                                                     Trust; Administration of
                                                     the Trust

20. Certain miscellaneous provi-
    sions of Trust Agreement

    (a)    Amendments.................               Administration of the Trust
                                                     - Amendments to the Trust
                                                     Agreement

    (b)    Extension or termination...               Administration of the Trust
                                                     - Amendments to the Trust
                                                     Agreement; - Termination
                                                     of the Trust Agreement

    (c)    Removal or resignation of
           trustee....................               Trustee

    (d)    Successor trustee..........               Same as set forth in 20(c)

    (e)    Removal or resignation of
           depositor..................               Sponsor

    (f)    Successor depositor........               Same as set forth in 20(e)

21. Loans to security holders......                  *

22. Limitations on liabilities.....                  Trustee; - Sponsor

23. Bonding arrangements...........                  *

24.     Other material provisions of
        Trust Agreement................              *

                        III. Organization, Personnel and
                             Affiliated Persons of Depositor
                             -------------------------------

25. Organization of depositor......                   Sponsor

26. Fees received by depositor.....                   *

----------
*Not applicable, answer negative or not required.

                                        v

27. Business of depositor..........                   Sponsor

28. Certain information as to
    officials and affiliated
    persons of depositor...........                   Sponsor

29. Ownership of voting securities
    of depositor...................                   Sponsor

30. Persons controlling depositor..                   *

31. Payments by depositor for
    certain services rendered
    to Trust.......................                   *

32. Payments by depositor for
    certain other services
    rendered to Trust..............                   *

33. Remuneration of employees of
    depositor for certain
    services rendered to Trust.....                   *

34. Compensation of other persons
    for certain services rendered
    to Trust.......................                   *

                  IV. Distribution and Redemption of Securities
                      -----------------------------------------

35. Distribution of Trust's
    securities in states...........                   *

36. Suspension of sales of Trust's
    securities.....................                   *

37. Denial or revocation of
    authority to distribute........                   *

38. (a)    Method of distribution.....                The Trust - Creation of
                                                      Creation Units

    (b)    Underwriting agreements....                Summary - Highlights

    (c)    Selling agreements.........                Same as set forth in
                                                      38(b)

----------
*Not applicable, answer negative or not required.

                                       vi

39. (a)    Organization of principal
           underwriter................                Summary - Highlights

    (b)    NASD membership of
           principal underwriter......                Summary - Highlights

40. Certain fees received by
    principal underwriters.........                   *

41. (a)    Business of principal
           underwriters...............                Summary - Highlights

    (b)    Branch offices of
           principal underwriters.....                *

    (c)    Salesmen of principal
           underwriters...............                *

42. Ownership of Trust's securities
    by certain persons.............                   *

43. Certain brokerage commissions
    received by principal
    underwriters...................                   *

44. (a)    Method of valuation for
           determining offering price.                The Portfolio; Valuation

    (b)    Schedule as to components of
           offering price.............                *

    (c)    Variation in offering
           price to certain persons...                *

45. Suspension of redemption
    rights.........................                   *

46. (a)    Certain information
           regarding redemption or
           withdrawal valuation.......                Valuation; Redemption of
                                                      SPDRs

    (b)    Schedule as to components
           of redemption price........                *

----------
*Not applicable, answer negative or not required.

                                       vii

47. Maintenance of position in
    underlying securities..........                   The Trust; The Portfolio;
                                                      Distribution of SPDRs;
                                                      Valuation; Administration
                                                      of the Trust

               V. Information Concerning the Trustee or Custodian
                  -----------------------------------------------

48. Organization and regulation of
    trustee........................                   Trustee

49. Fees and expenses of trustee...                   Expenses of the Trust;
                                                      Redemptions of SPDRs

50. Trustee's lien.................                   Expenses of the Trust;
                                                      Redemption of SPDRs

          VI. Information Concerning Insurance of Holders of Securities
              ---------------------------------------------------------

51. (a)    Name and address of
           insurance company...........               *

    (b)    Types of policies...........               *

    (c)    Types of risks insured and
           excluded....................               *

    (d     Coverage....................               *

    (e)    Beneficiaries...............               *

    (f)    Terms and manner of
           cancellation................               *

    (g)    Method of determining
           premiums....................               *

    (h)    Aggregate premiums paid.....               *

    (i)    Recipients of premiums......               *

    (j)    Other material provisions
           of Trust Agreement relating
           to insurance................               *

----------
*Not applicable, answer negative or not required.

                                      viii

                            VII. Policy of Registrant
                                 --------------------

52. (a)    Method of selecting and
           eliminating securities from
           the Trust...................               The Trust - Creation of
                                                      Creation Units; The
                                                      Portfolio; Administration
                                                      of the Trust

    (b)    Elimination of securities
           from the Trust..............               *

    (c)    Policy of Trust regarding
           substitution and elimina-
           tion of securities..........               Same as set forth in
                                                      52(a)

    (d)    Description of any other
           fundamental policy of the
           Trust.......................               *

    (e)    Code of Ethics pursuant to                 Code of Ethics
           Rule 17j-1 of the 1940 Act..

53. (a)    Taxable status of the Trust.               Tax Status of the Trust

    (b)    Qualification of the Trust
           as a regulated investment
           company.....................               Same as set forth in
                                                      53(b)

                   VIII. Financial and Statistical Information
                         -------------------------------------

54. Information regarding the
    Trust's last ten fiscal years...                 *

55. Certain information regarding
    periodic payment plan certifi-
    cates...........................                 *

56. Certain information regarding
    periodic payment plan certifi-
    cates...........................                 *

57. Certain information regarding
    periodic payment plan certifi-
    cates...........................                 *

----------
*Not applicable, answer negative or not required.

                                       ix

58. Certain information regarding
    periodic payment plan certifi-
    cates...........................                  *

59. Financial statements
    (Instruction 1(c) to Form S-6)..                  *

                                        x

                           Undertaking to File Reports
                           ---------------------------

          Subject to the terms and conditions of Section 15(d) of the Securities
          Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulations of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Prospectus

STANDARD & POOR’S DEPOSITARY RECEIPTS®

(‘‘SPDRs’’)

SPDR Trust, Series 1
(A Unit Investment Trust)

•	SPDR Trust is an exchange traded fund designed to generally correspond to the price and yield performance of the S&P 500® Index.
•	SPDR Trust holds all of the S&P 500 Index stocks.
•	Each SPDR represents an undivided ownership interest in the SPDR Trust.
•	The SPDR Trust issues and redeems SPDRs only in multiples of 50,000 SPDRs in exchange for S&P 500 Index stocks and cash.
•	Individual SPDRs trade on the American Stock Exchange like any other equity security.
•	Minimum trading unit: 1 SPDR.

SPONSOR: PDR SERVICES LLC
(Solely Owned by American Stock Exchange LLC)

[SPDR LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus Dated January 26, 2007

COPYRIGHT 2007 PDR Services LLC

STANDARD & POOR’S DEPOSITARY RECEIPTS (‘‘SPDRs’’)
SPDR TRUST, SERIES 1

TABLE OF CONTENTS
Summary	1
Essential Information as of September 30, 2006	1
Highlights	3
Risk Factors	11
Report of Independent Registered Public Accounting Firm	15
Statement of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Schedule of Investments	27
The Trust	33
Creation of Creation Units	33
Procedures for Creation of Creation Units	34
Placement of Creation Orders Using SPDR Clearing Process	36
Placement of Creation Orders Outside SPDR Clearing Process	36
Securities Depository; Book-Entry-Only System	37
Redemption of SPDRs	39
Procedures for Redemption of Creation Units	39
Placement of Redemption Orders Using SPDR Clearing Process	41
Placement of Redemption Orders Outside SPDR Clearing Process	42
The Portfolio	42
Portfolio Securities Conform to the S&P 500 Index	43

TABLE OF CONTENTS cont’d

Adjustments to the Portfolio Deposit	46
The S&P 500 Index	48
License Agreement	50
Exchange Listing	51
Tax Status of the Trust	52
Income Tax Consequences to Beneficial Owners	52
ERISA Considerations	55
Continuous Offering of SPDRs	56
Dividend Reinvestment Service	57
Expenses of the Trust	57
Trustee Fee Scale	59
Valuation	60
Administration of the Trust	61
Distributions to Beneficial Owners	61
Statements to Beneficial Owners; Annual Reports	63
Rights of Beneficial Owners	63
Amendments to the Trust Agreement	64
Termination of the Trust Agreement	64
Sponsor	66
Trustee	67
Depository	68
Legal Opinion	68
Independent Registered Public Accounting Firm	69
Code of Ethics	69
Information and Comparisons Relating to Trust, Secondary Market Trading, Net Asset Size, Performance and Tax Treatment	70
Glossary	77

‘‘Standard & Poor’s®’’, ‘‘S&P®’’,‘‘S&P 500®’’, ‘‘Standard & Poor’s 500®’’, ‘‘500’’, ‘‘Standard & Poor’s Depositary Receipts®’’ and ‘‘SPDRs®’’ are trademarks of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a ‘‘License Agreement’’ with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and SPDR Trust, Series 1, is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR Trust, Series 1 is not, however, sponsored by or affiliated with Standard & Poor’s or The McGraw-Hill Companies, Inc.

i

SUMMARY

Essential Information as of September 30, 2006*

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary on page 77.
Total Trust Assets:	$57,902,741,439
Net Trust Assets:	$57,585,884,975
Number of SPDRs:	431,250,096
Fractional Undivided Interest in the Trust Represented by each SPDR:	1/431,250,096th
Dividend Record Dates:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee’s Annual Fee:	From 6/100 of one percent to 10/100 of one percent, based on the NAV of the Trust, as the same may be adjusted by certain amounts.
Estimated Ordinary Operating Expenses of the Trust:	9.45/100 of one percent (0.0945%) (after a waiver of a portion of Trustee’s annual fee).**
NAV per SPDR (based on the value of the Portfolio Securities, other net assets of the Trust and number of SPDRs outstanding):	$133.53
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange, LLC. (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The Trust is scheduled to terminate no later than January 22, 2118, but may terminate earlier under certain circumstances.
Discretionary Termination:	The Trust may be terminated if at any time the value of the securities held by the Trust is less than $350,000,000, as adjusted for inflation. The Trust may also be terminated under other circumstances.
Fiscal Year End:	September 30
Market Symbol:	SPDRs trade on the American Stock Exchange under the symbol ‘‘SPY’’.
CUSIP:	78462F103

*	The Trust Agreement became effective, the initial deposit was made and the Trust commenced operation on January 22, 1993.
**	As of February 1, 2007, ordinary operating expenses of the Trust, net of the Trustee waiver, accrue at 0.0945%. As of the fiscal year ended September 30, 2006, ordinary operating expenses of the Trust were 0.1204%, but the excess over 0.1000% was waived by the Trustee and, after excess balance credits of 0.0157% were applied, the net expenses of the Trust were 0.0843%. Future accruals will depend primarily on the level of the Trust’s net assets and the level of Trust expenses. The Trustee has agreed to waive a portion of its fee until February 1, 2008, but may thereafter discontinue this voluntary waiver policy. The Trustee’s fee waiver will be calculated after earnings credits are applied. The amount of the earnings credit will be equal to the Federal Funds Rate, as reported in nationally distributed publications, multiplied by each day’s daily cash balance in the Trust’s cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Sponsor has undertaken that the ordinary operating expenses of the Trust will not exceed an amount that is 0.1845% of the daily NAV of the Trust, but this amount may be changed. Therefore, there is no guarantee that the Trust’s ordinary operating expenses will not exceed the current 0.0945% or 0.1845% of the Trust’s daily NAV.

Highlights

•       SPDRs are Ownership Interests in the SPDR Trust

SPDR Trust, Series 1 (‘‘Trust’’) is a unit investment trust that issues securities called ‘‘Standard & Poor’s Depositary Receipts’’ or ‘‘SPDRs.’’ The Trust is organized under New York law and is governed by an amended and restated trust agreement between State Street Bank and Trust Company (‘‘Trustee’’) and PDR Services LLC (‘‘Sponsor’’), dated as of January 1, 2004 and effective as of January 27, 2004, as amended, (‘‘Trust Agreement’’). The Trust is an investment company registered under the Investment Company Act of 1940. SPDRs represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor’s 500 Composite Stock Price Index® (‘‘S&P 500 Index’’).

•	SPDRs Should Closely Track the Value of the Stocks Included in the S&P 500 Index

SPDRs intend to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index. Current information regarding the value of the S&P 500 Index is available from market information services. Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (‘‘S&P’’) obtains information for inclusion in, or for use in the calculation of, the S&P 500 Index from sources S&P considers reliable. None of S&P, the Sponsor, the Trust or the Exchange accepts responsibility for or guarantees the accuracy and/or completeness of the S&P 500 Index or any data included in the S&P 500 Index.

The Trust holds the Portfolio and cash and is not actively ‘‘managed’’ by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weightings of stocks held by the Trust (‘‘Portfolio Securities’’ or, collectively, ‘‘Portfolio’’) and component stocks of the S&P 500 Index (‘‘Index Securities’’), the Trustee adjusts the Portfolio from time to time to conform to periodic changes in the identity and/or relative weightings of Index Securities. The Trustee aggregates certain of these adjustments and makes changes to the Portfolio at least monthly or more frequently in the case of significant changes to the S&P 500 Index. Any change in the identity or weighting of an Index Security will result in a corresponding adjustment to the prescribed Portfolio Deposit effective on any day that the New York Stock Exchange, LLC (‘‘NYSE’’) is open for business (‘‘Business Day’’) following the day on which the change to the S&P 500 Index takes effect after the close of the market.

The value of SPDRs fluctuates in relation to changes in the value of the Portfolio. The market price of each individual SPDR may not be identical to the net asset value (‘‘NAV’’) of such SPDR but, historically, these two valuations have been very close.

•       SPDRs Trade on the American Stock Exchange

SPDRs are listed for trading on the American Stock Exchange (‘‘Exchange’’ or ‘‘AMEX’’), and are bought and sold in the secondary market like ordinary shares of stock at any time during the trading day. SPDRs are traded on the Exchange in 100 SPDR round lots, but can be traded in odd lots of as little as one SPDR. The Exchange may halt trading of SPDRs under certain circumstances.

•       Brokerage Commissions on SPDRs

Secondary market purchases and sales of SPDRs are subject to ordinary brokerage commissions and charges.

•	The Trust Issues and Redeems SPDRs in Multiples of 50,000 SPDRs Called ‘‘Creation Units’’

The Trust issues and redeems SPDRs only in specified large lots of 50,000 SPDRs or multiples thereof referred to as ‘‘Creation Units.’’ Fractional Creation Units may be created or redeemed only in limited circumstances.*

Creation Units are issued by the Trust to anyone who, after placing a creation order with ALPS Distributors, Inc. (‘‘Distributor’’), deposits with the Trustee a specified portfolio of Index Securities and a cash payment generally equal to dividends (net of expenses) accumulated up to the time of deposit. If the Trustee determines that one or more Index Securities are likely to be unavailable, or available in insufficient quantity, for delivery upon creation of Creation Units, the Trustee may permit the cash equivalent value of one or more of these Index Securities to be included in the Portfolio Deposit as a part of the Cash Component in lieu thereof. If a creator is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Index Securities, the Trustee may permit the cash equivalent value of such Index Securities to be included in the Portfolio Deposit based on the market value of such Index Securities as of the Evaluation Time on the date such creation order is deemed received by the Distributor as part of the Cash Component in lieu of the inclusion of such Index Securities in the stock portion of the Portfolio Deposit.

Creation Units are redeemable in kind only and are not redeemable for cash. Upon receipt of one or more Creation Units, the Trust delivers to the redeeming holder a portfolio of Index Securities (based on NAV of the Trust), together with a cash payment. Each redemption has to be accompanied by a Cash Redemption Payment that on any given Business Day is an amount

*	See, however, the discussion of termination of the Trust in this Summary and ‘‘Dividend Reinvestment Service,’’ for a description of the circumstances in which SPDRs may be redeemed or created by the Trustee in less than a Creation Unit size aggregration of 50,000 SPDRs.

identical to the Cash Component of a Portfolio Deposit. If the Trustee determines that one or more Index Securities are likely to be unavailable or available in insufficient quantity for delivery by the Trust upon the redemption of Creation Units, the Trustee may deliver the cash equivalent value of one or more of these Index Securities, based on their market value as of the Evaluation Time on the date the redemption order is deemed received by the Trustee, as part of the Cash Redemption Payment in lieu thereof.

•       Creation Orders Must be Placed with the Distributor

All orders to create Creation Units must be placed with the Distributor. To be eligible to place these orders, an entity or person must be (a) a ‘‘Participating Party,’’ or (b) a DTC Participant, and in each case must have executed an agreement with the Distributor and the Trustee (‘‘Participant Agreement’’). The term ‘‘Participating Party’’ means a broker-dealer or other participant in the SPDR Clearing Process, through the Continuous Net Settlement (‘‘CNS’’) System of the National Securities Clearing Corporation (‘‘NSCC’’), a clearing agency registered with the Securities and Exchange Commission (‘‘SEC’’). Payment for orders is made by deposits with the Trustee of a portfolio of securities, substantially similar in composition and weighting to Index Securities, and a cash payment in an amount equal to the Dividend Equivalent Payment, plus or minus the Balancing Amount. ‘‘Dividend Equivalent Payment’’ is an amount equal, on a per Creation Unit basis, to the dividends on the Portfolio (with ex-dividend dates within the accumulation period), net of expenses and accrued liabilities for such period (including, without limitation, (i) taxes or other governmental charges against the Trust not previously deducted, if any, and (ii) accrued fees of the Trustee and other expenses of the Trust (including legal and auditing expenses) and other expenses not previously deducted), calculated as if all of the Portfolio Securities had been held for the entire accumulation period for such distribution. The Dividend Equivalent Payment and the Balancing Amount collectively are referred to as ‘‘Cash Component’’ and the deposit of a portfolio of securities and the Cash Component collectively are referred to as a ‘‘Portfolio Deposit.’’ Persons placing creation orders with the Distributor must deposit Portfolio Deposits either (i) through the CNS clearing process of NSCC, as such processes have been enhanced to effect creations and redemptions of Creation Units, such processes referred to herein as the ‘‘SPDR Clearing Process,’’ or (ii) with the Trustee outside the SPDR Clearing Process (i.e. through the facilities of DTC).

The Distributor acts as underwriter of SPDRs on an agency basis. The Distributor maintains records of the orders placed with it and the confirmations of acceptance and furnishes to those placing such orders confirmations of acceptance of the orders. The Distributor also is responsible for delivering a prospectus to persons creating SPDRs. The Distributor also maintains a record of the delivery instructions in response to orders and may provide certain other administrative services, such as those related to state securities law compliance. The Distributor is a corporation organized under the laws of the State of Colorado and is located at 1625 Broadway, Suite 2200, Denver, CO 80202, toll free number: 1-800-843-2639. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Sponsor of the Trust pays the Distributor for its services a flat annual fee. The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

•        Expenses of the Trust

The expenses of the Trust are accrued daily and reflected in the NAV of the Trust. After reflecting waivers (including earnings credits as a result of uninvested cash balances of the Trust), the Trust currently is accruing ordinary operating expenses at an annual rate of 0.0945%.

Shareholder Fees:*	None*
(fees paid directly from your investment)

Estimated Trust Annual Ordinary Operating Expenses:

Current Trust Annual Ordinary Operating Expenses	As a % of Trust Net Assets
Trustee’s Fee	.0612%
Trustee Reduction for Earnings Credits**	(0.0218)%
S&P License Fee	.0350%
Registration Fees	.0000%
Marketing	.0200%
Other Operating Expenses	.0017%
Total:	0.0961%
Trustee Waiver**	(.0016)%
Net Expenses After Waiver	0.0945%

Future expense accruals will depend primarily on the level of the Trust’s net assets and the level of expenses.

*	Investors do not pay shareholder fees directly from their investment, but purchases and redemptions of Creation Units are subject to Transaction Fees (described below in ‘‘A Transaction Fee is Payable For Each Creation and For Each Redemption of Creation Units’’), and purchases and sales of SPDRs in the secondary market are subject to ordinary brokerage commissions and charges (described above in ‘‘Brokerage Commissions on SPDRs’’).
**	Until February 1, 2008, the Trustee has agreed to waive a portion of its fee to the extent operating expenses exceed 0.0945% after taking into consideration the earnings credit with respect to uninvested cash balances of the Trust. The amount of the earnings credit will be equal to the Federal Funds Rate, as reported in nationally distributed publications, multiplied by each day’s daily cash balance in the Trust’s cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. Thereafter, the Trustee may discontinue this voluntary waiver policy. Therefore, there is no guarantee that the Trust’s ordinary operating expenses will not exceed 0.0945% of the Trust’s daily NAV.

•       Bar Chart and Table

The bar chart below and the table on the next page entitled ‘‘Average Annual Total Returns (for periods ending December 31, 2006)’’ (‘‘Table’’) provide some indication of the risks of investing in the Trust by showing the variability of the Trust’s returns based on net assets and comparing the Trust’s performance to the performance of the S&P 500 Index. Past performance (both before and after tax) is not necessarily an indication of how the Trust will perform in the future.

The after-tax returns presented in the Table are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold SPDRs through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The total returns in the bar chart below, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units, nor do they reflect brokerage commissions incurred by those persons purchasing and selling SPDRs in the secondary market (see footnotes (3) and (4) to the Table).

This bar chart shows the performance of the Trust for each full calendar year for the past 10 years ended December 31, 2006. During the period shown above (January 1, 1997 through December 31, 2006), the highest quarterly return for the Trust was 21.21% for the quarter ended December 31, 1998, and the lowest was −17.26% for the quarter ended September 30, 2002.

(1)	Total return figures are calculated assuming the reinvested price for the 12/15/06 income distribution is the 12/29/06 NAV. The actual reinvestment price is the 1/31/07 NAV, which was not available at the time of the above calculations. Actual performance calculations may or may not differ based on this assumption.

Average Annual Total Returns (for periods ending December 31, 2006)

	Past One Year	Past Five Years	Past Ten Years
SPDR Trust, Series 1
Return Before Taxes(1)(2)(3)(4)	15.65%	6.07%	8.28%
Return After Taxes on Distributions(1)(2)(3)(4)	15.34%	5.71%	7.84%
Return After Taxes on Distributions and Redemption of Creation Units(1)(2)(3)(4)	10.56%	5.11%	7.09%
S&P 500 Index(5)	15.79%	6.19%	8.42%

(1)	Total return figures are calculated assuming the reinvested price for the 12/15/06 income distribution is the 12/29/06 NAV. The actual reinvestment price is the 1/31/07 NAV, which was not available at the time of the above calculations. Actual performance calculations may or may not differ based on this assumption.
(2)	Includes all applicable ordinary operating expenses set forth above in the section of ‘‘Highlights’’ entitled ‘‘Expenses of the Trust’’.
(3)	Does not include the Transaction Fee which is payable to the Trustee only by persons purchasing and redeeming Creation Units as discussed below in the section of ‘‘Highlights’’ entitled ‘‘A Transaction Fee is Payable For Each Creation and For Each Redemption of Creation Units’’. If these amounts were reflected, returns would be less than those shown.
(4)	Does not include brokerage commissions and charges incurred only by persons who make purchases and sales of SPDRs in the secondary market as discussed above in the section of ‘‘Highlights’’ entitled ‘‘Brokerage Commissions on SPDRs’’. If these amounts were reflected, returns would be less than those shown.
(5)	Does not reflect deductions for taxes, operating expenses, Transaction Fees, brokerage commissions, or fees of any kind.

SPDR TRUST, SERIES 1

GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION(1)

1	Past performance is not necessarily an indication of how the Trust will perform in the future.
2	Effective as of September 30, 1997 the Trust’s fiscal year end changed from December 31 to September 30.
•	A Transaction Fee is Payable for Each Creation and for Each Redemption of Creation Units

The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the SPDR Clearing Process (‘‘Transaction Fee’’) is non-refundable, regardless of the NAV of the Trust. This Transaction Fee is the lesser of $3,000 or 10/100 of one percent (10 basis points) of the value of one Creation Unit at the time of creation (‘‘10 Basis Point Limit’’) per Participating Party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000.

For creations and redemptions outside the SPDR Clearing Process, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day. Under the current schedule, therefore, the total fee charged in connection with creation or redemption outside the SPDR Clearing Process would be $3,000 (the Transaction Fee for the creation or redemption of one Creation Unit) plus an additional amount up to $9,000 (3 times $3,000), for a total not to exceed $12,000. Creators and redeemers restricted from engaging in transactions in one or more Index Securities may pay the Trustee the Transaction Fee and may pay an additional amount per Creation Unit not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

•       SPDRs are Held in Book Entry Form Only

The Depository Trust Company (‘‘DTC’’) or its nominee is the record or registered owner of all outstanding SPDRs. Beneficial ownership of SPDRs is shown on the records of DTC or its participants. Individual certificates are not issued for SPDRs. See ‘‘The Trust—Depository; Book-Entry-Only System.’’

•       SPDRs Make Periodic Dividend Payments

SPDR holders receive on the last Business Day of April, July, October and January an amount corresponding to the amount of any cash dividends declared on the Portfolio Securities during the applicable period, net of fees and expenses associated with operation of the Trust, and taxes, if applicable. Because of such fees and expenses, the dividend yield for SPDRs is ordinarily less than that of the S&P 500 Index. Investors should consult their tax advisors regarding tax consequences associated with Trust dividends, as well as those associated with SPDR sales or redemptions.

Quarterly distributions based on the amount of dividends payable with respect to Portfolio Securities and other income received by the Trust, net of fees and expenses, and taxes, if applicable, are made via DTC and its participants to Beneficial Owners on each Dividend Payment Date. Any capital gain income recognized by the Trust in any taxable year that is not previously treated as distributed during the year ordinarily is to be distributed at least annually in January of the following taxable year. The Trust may make additional distributions shortly after the end of the year in order to satisfy certain distribution requirements imposed by the Internal Revenue Code of 1986, as amended (‘‘Code’’). Although all distributions are currently made quarterly, under certain limited circumstances the Trustee may vary the periodicity with which distributions are made. Those Beneficial Owners interested in reinvesting their quarterly distributions may participate through DTC Participants in the DTC Dividend Reinvestment Service (‘‘Service’’) available through certain brokers. See ‘‘The Trust—Depository; Book-Entry-Only System.’’ Under limited certain circumstances, special dividend payments also may be made to the Beneficial Owners. See ‘‘Administration of the Trust—Distributions to Beneficial Owners.’’

•       The Trust Intends to Qualify as a Regulated Investment Company

For the fiscal year ended September 30, 2006, the Trust believes that it qualified for tax treatment as a ‘‘regulated investment company’’ under Subchapter M of the Code. The Trust intends to continue to so qualify and to distribute annually its entire investment company taxable income and net capital gain. Distributions that are taxable as ordinary income to Beneficial Owners generally are expected to constitute qualified dividend income eligible (a) for the maximum 15% tax rate for non-corporate taxpayers through 2008 and (b) for federal income tax purposes for the dividends-received deduction available to many corporations to the extent of qualified dividend income received by the Trust. The Trust’s regular quarterly distributions are based on the dividend performance of the Portfolio during such quarterly distribution period rather than the actual taxable income of the Trust. As a result, a portion of the distributions of the Trust may be treated as a return of capital or a capital gain dividend for federal income tax purposes or the Trust may be required to make additional distributions to maintain its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

•       Termination of the Trust

The Trust has a specified lifetime term. The Trust is scheduled to terminate on the first to occur of (a) January 22, 2118 or (b) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993. Upon termination, the Trust may be liquidated and pro rata shares of the assets of the Trust, net of certain fees and expenses, distributed to holders of SPDRs.

•       Restrictions on Purchases of SPDRs by Investment Companies

Purchases of SPDRs by investment companies are subject to restrictions set forth in Section 12(d)(1) of the Investment Company Act of 1940. The Trust has received an SEC order that permits registered investment companies to invest in SPDRs beyond these limits, subject to certain conditions and terms. One such condition is that registered investment companies relying on the order must enter into a written agreement with the Trust. Registered investment companies wishing to learn more about the order and the agreement should telephone 1-800-THE-AMEX.

The Trust itself is also subject to the restrictions of Section 12(d)(1). This means that (a) the Trust cannot invest in any registered investment company, to the extent that the Trust would own more than 3% of that regulated investment company’s outstanding share position, (b) the Trust cannot invest more than 5% of its total assets in the securities of any one registered investment company, and (c) the Trust cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

Risk Factors

Investors can lose money by investing in SPDRs. Investors should carefully consider the risk factors described below together with all of the other information included in this Prospectus before deciding to invest in SPDRs.

Investment in the Trust involves the risks inherent in an investment in any equity security.    An investment in the Trust is subject to the risks of any

investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of Portfolio Securities may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities (particularly those that are heavily weighted in the S&P 500 Index), the value of common stocks generally and other factors. The identity and weighting of Index Securities and the Portfolio Securities also change from time to time.

The financial condition of the issuers may become impaired or the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Portfolio and thus in the value of SPDRs). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are inferior to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding. The value of the Portfolio may be expected to fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

The Trust is not actively managed.    The Trust is not actively ‘‘managed’’ by traditional methods, and therefore the adverse financial condition of an issuer will not result in the elimination of its stocks from the Portfolio unless the stocks of such issuer are removed from the S&P 500 Index.

A liquid trading market for certain Portfolio Securities may not exist. Although most of the Portfolio Securities are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain Portfolio Securities may depend on whether dealers will make a market in such stocks.

There can be no assurance that a market will be made for any Portfolio Securities, that any market will be maintained or that any such market will be or remain liquid. The price at which Portfolio Securities may be sold and the value of the Portfolio will be adversely affected if trading markets for Portfolio Securities are limited or absent.

The Trust may not always be able exactly to replicate the performance of the S&P 500 Index.     It is possible that, for a short period, the Trust may not fully replicate the performance of the S&P 500 Index due to the temporary unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances. In addition, the Trust is not able to replicate exactly the performance of the S&P 500 Index because the total return generated by the Portfolio is reduced by Trust expenses and transaction costs incurred in adjusting the actual balance of the Portfolio.

Investment in the Trust may have adverse tax consequences.    Investors in the Trust should also be aware that there are tax consequences associated with the ownership of SPDRs resulting from the distribution of Trust dividends and sales of SPDRs as well as under certain circumstances the sales of stocks held by the Trust in connection with redemptions.

NAV may not always correspond to market price.    The NAV of SPDRs in Creation Unit size aggregations and, proportionately, the NAV per SPDR, changes as fluctuations occur in the market value of Portfolio Securities. Investors should be aware that the aggregate public trading market price of 50,000 SPDRs may be different from the NAV of a Creation Unit (i.e., 50,000 SPDRs may trade at a premium over, or at a discount to, the NAV of a Creation Unit) and similarly the public trading market price per SPDR may be different from the NAV of a Creation Unit on a per SPDR basis. This price difference may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for SPDRs is closely related to, but not identical to, the same forces influencing the prices of Index Securities trading individually or in the aggregate at any point in time. Investors also should note that the size of the Trust in terms of total assets held may change substantially over time and from time to time as Creation Units are created and redeemed.

The Exchange may halt trading in SPDRs.    SPDRs are listed for trading on the Exchange under the market symbol SPY. Trading in SPDRs may be halted under certain circumstances, as set forth in the Exchange rules and procedures, that, in the view of the Exchange, makes trading in SPDRs inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to Exchange ‘‘circuit breaker’’ rules that require trading to be halted for a specified period based on a specified market decline. The Exchange also must halt trading if required intraday valuation information is not disseminated for longer than one Business Day. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of

SPDRs will continue to be met or will remain unchanged. The Trust will be terminated if SPDRs are delisted from the Exchange.

SPDRs are subject to market risks.    SPDRs are subject to the risks other than those inherent in an investment in equity securities, discussed above, in that the selection of the stocks included in the Portfolio, the expenses associated with the Trust, or other factors distinguishing an ownership interest in a trust from the direct ownership of a portfolio of stocks may affect trading in SPDRs.

The regular settlement period for Creation Units may be reduced.    Except as otherwise specifically noted, the time frames for delivery of stocks, cash, or SPDRs in connection with creation and redemption activity within the SPDR Clearing Process are based on NSCC’s current ‘‘regular way’’ settlement period of three (3) days during which NSCC is open for business (each such day an ‘‘NSCC Business Day’’). NSCC may, in the future, reduce such ‘‘regular way’’ settlement period, in which case there may be a corresponding reduction in settlement periods applicable to SPDR creations and redemptions.

Clearing and settlement of Creation Units may be delayed or fail.    The Trustee delivers a portfolio of stocks for each Creation Unit delivered for redemption substantially identical in weighting and composition to the stock portion of a Portfolio Deposit as in effect on the date the request for redemption is deemed received by the Trustee. If redemption is processed through the SPDR Clearing Process, the stocks that are not delivered are covered by NSCC’s guarantee of the completion of such delivery. Any stocks not received on settlement date are marked-to-market until delivery is completed. The Trust, to the extent it has not already done so, remains obligated to deliver the stocks to NSCC, and the market risk of any increase in the value of the stocks until delivery is made by the Trust to NSCC could adversely affect the NAV of the Trust. Investors should note that the stocks to be delivered to a redeemer submitting a redemption request outside of the SPDR Clearing Process that are not delivered to such redeemer are not covered by NSCC’s guarantee of completion of delivery.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR Trust, Series  1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust, Series 1 (the ‘‘Trust’’) at September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United  States of America. These financial statements and financial highlights (hereafter referred to as ‘‘financial statements’’) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2006

SPDR Trust Series 1
Statement of Assets and Liabilities
September 30, 2006

Assets
Investments in securities, at value (including affiliated investments of $98,607,226)	$57,539,678,182
Cash	287,714,888
Receivable for investments sold	9,014,467
Receivable for SPDR’s issued in-kind	2,740,312
Dividends receivable	63,593,590
Total Assets	57,902,741,439
Liabilities
Payable for investments purchased	39,754,934
Payable for income delivered for SPDR’s in-kind transactions	189,872
Accrued Trustee expense	2,890,701
Income distribution payable	254,822,755
Accrued expenses and other liabilities	19,198,202
Total Liabilities	316,856,464
Net Assets	$57,585,884,975
Net Assets Represented by:
Paid in surplus	$70,933,483,856
Distribution in excess of net investment income	(212,090,299)
Accumulated net realized loss on investments	(5,681,985,197)
Net unrealized depreciation on investments	(7,453,523,385)
Net Assets	$57,585,884,975
Net asset value per SPDR	$133.53
Units of fractional undivided interest (‘‘SPDRs’’) outstanding, unlimited units authorized, $0.00 par value	431,250,096
Cost of investments (including cost of affiliated investments of $96,337,534)	$64,993,201,567

See accompanying notes to financial statements.

SPDR Trust Series 1
Statements of Operations
September 30, 2006

	For the Year Ended September 30, 2006	For the Year Ended September 30, 2005	For the Year Ended September 30, 2004
Investment Income
Dividend income	$1,041,202,183	$1,089,904,791	$727,345,627
Expenses
Trustee expense	33,325,993	31,597,760	25,819,307
Marketing expense	12,253,449	15,473,877	12,584,583
S&P license fee	19,060,993	18,052,857	14,682,013
SEC registration fee	—	500,000	191,800
Legal and audit services	128,941	246,250	126,596
Other expenses	799,386	842,504	381,914
Total expenses	65,568,762	66,713,248	53,786,213
Trustee expense waiver	(11,108,781)	(15,133,657)	(7,350,434)
Net expenses	54,459,981	51,579,591	46,435,779
Trustee earnings credit	(8,560,492)	(2,730,415)	(1,233,786)
Net expenses after Trustee earnings credits	45,899,489	48,849,176	45,201,993
Net Investment Income	995,302,694	1,041,055,615	682,143,634
Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investment transactions	2,964,544,730	4,542,842,784	2,220,162,834
Net change in unrealized appreciation (depreciation)	2,099,035,723	(74,477,234)	2,153,046,919
Net Realized and Unrealized Gain/(Loss) on Investments	5,063,580,453	4,468,365,550	4,373,209,753
Net increase (decrease) in net assets resulting from operations	$6,058,883,147	$5,509,421,165	$5,055,353,387

See accompanying notes to financial statements.

SPDR Trust Series 1
Statements of Changes in Net Assets

	For the Year Ended September 30, 2006	For the Year Ended September 30, 2005	For the Year Ended September 30, 2004
Increase (decrease) in net assets resulting from operations:
Net investment income	$995,302,694	$1,041,055,615	$682,143,634
Net realized gain (loss) on investment transactions	2,964,544,730	4,542,842,784	2,220,162,834
Net change in unrealized appreciation (depreciation)	2,099,035,723	(74,477,234)	2,153,046,919
Net increase/(decrease) in net assets resulting from operations	6,058,883,147	5,509,421,165	5,055,353,387
Undistributed net investment income included in price of units issued and redeemed	64,697,330	45,350,560	67,955,540
Distributions to unitholders from net investment income	(1,059,134,562)	(1,085,600,597)	(741,887,578)
Net increase (decrease) in net assets from issuance and redemption of SPDRs	5,492,844,774	(3,156,501,800)	5,279,936,052
Net increase (decrease) in net assets during period	10,557,290,689	1,312,669,328	9,661,357,401
Net assets at beginning of period	47,028,594,286	45,715,924,958	36,054,567,557
Net assets end of period*	$57,585,884,975	$47,028,594,286	$45,715,924,958
* Includes undistributed (distribution in excess of) net investment income	$(212,090,299)	$(147,564,863)	$(96,877,537)

See accompanying notes to financial statements.

SPDR Trust Series 1
Financial Highlights
Selected data for a SPDR outstanding during the year

	For the Year Ended 9/30/06	For the Year Ended 9/30/05	For the Year Ended 9/30/04	For the Year Ended 9/30/03	For the Year Ended 9/30/02
Net asset value, beginning of year	$122.85	$111.78	$99.87	$81.78	$104.33
Investment Operations:
Net investment income	2.32 (4)	2.40 (3)	1.81	1.55	1.46
Net realized and unrealized gain (loss) on investments	10.69	11.07	11.89	18.09	(22.55)
Total from investment operations	13.01	13.47	13.70	19.64	(21.09)
Less distributions from:
Net investment income	(2.33)	(2.40)	(1.79)	(1.55)	(1.46)
Net asset value, end of year	$133.53	$122.85	$111.78	$99.87	$81.78
Total investment return	10.64%	12.11%	13.62%	24.13%	(20.46)%
Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.83%	2.02%	1.63%	1.67%	1.40%
Total expenses(1)	0.08%	0.10%	0.11%	0.12%	0.11%
Total expenses excluding Trustee earnings credit	0.10%	0.10%	0.11%	0.12%	0.12%
Total expenses excluding Trustee earnings credit and fee waivers	0.12%	0.13%	0.13%	0.13%	0.13%
Portfolio turnover rate(2)	3.70%	6.01%	2.23%	1.76%	4.43%
Net assets, end of year (000’s)	$57,585,885	$47,028,594	$45,715,925	$36,054,568	$30,698,877

(1)	Net of expenses reimbursed by the Trustee.
(2)	Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.
(3)	Net investment income per unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per share.
(4)	Per share numbers have been calculated using the average shares method.

See accompanying notes to financial statements.

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

NOTE 1—ORGANIZATION

SPDR Trust Series 1 (the ‘‘Trust’’) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Composite Price Index (the ‘‘S&P Index’’). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor’s Depositary Receipt (‘‘SPDR’’). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three ‘‘Creation Units’’ —see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘SFAS 157’’), was issued and is effective for the fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

Investment Risk

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Equalization

The Trust follows the accounting practice known as ‘‘Equalization’’ by which a portion of the proceeds from sales and costs of reacquiring the Trust’s units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust’s units.

Federal Income Tax

The Trust has qualified and intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

During 2006, the Trust reclassified $4,276,614,631 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

September 30, 2006, the Trust had capital loss carryforwards of $27,700,040, $56,816,996, $403,831,303, $472,492,447, $1,530,834,020, $445,024,832, $380,379,645, and $1,174,140,896 which will expire on September 30, 2007, September 30, 2008, September 30, 2009, September 30, 2010, September 30, 2011, September 30, 2012, September 30, 2013 and September 30, 2014, respectively. The Trust incurred losses of $1,066,922,516 during the period November 1, 2005 through September 30, 2006 that were deferred for tax purposes until fiscal 2007.

The tax character of distributions paid during the year ended September 30, 2006 was $1,059,134,562 of ordinary income. The tax character of distributions paid during the year ended September 30, 2005 was $1,085,600,597 of ordinary income. The tax character of distributions paid during the year ended September 30, 2004 was $741,887,578 of ordinary income.

As of September 30, 2006, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $42,701,199 and undistributed long term capital gain of $0.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 ‘‘Accounting for Uncertainly in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTE 3—TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, State Street Bank and Trust Company (the ‘‘Trustee’’) maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2006:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2006, the Adjustment Amount reduced the Trustee’s fee by $8,876,544. The Adjustment Amount included an excess of net transaction fees from processing orders of $316,052 and a Trustee earnings credit of $8,560,492.

Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee’s Fee. In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee will apply incremental cash balance credits of approximately $5.9 million (approximately $0.0005 per share per day, based upon 470 million outstanding shares) against its base fee. Such incremental credit will be calculated and applied on a daily basis during such period.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2007, so that the total operating expenses would not exceed 10/100 of 1% per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2006 was $11,108,781. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

Standard and Poor’s (‘‘S&P’’) and State Street Global Markets, LLC (‘‘SSGM’’) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

Trustee on behalf of the Trust, the American Stock Exchange LLC (the ‘‘AMEX’’), and PDR Services (the ‘‘Sponsor’’) have each received a sublicense from SSGM for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The Trust pays an annual sub-license fee to S&P equal to the greater of: (i) 0.03% of the daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

Transactions with Affiliated Issuers

Certain investments made by The Trust represent securities affiliated with the Trustee. Investments in State Street Corp., the holding company of State Street Bank and Trust Company, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2006 is listed in the Schedule of Investments.

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

NOTE 4—TRUST TRANSACTIONS IN SPDRS

Transactions in SPDRs were as follows:

	Year Ended September 30, 2006		Year ended September 30, 2005		Year ended September 30, 2004
	SPDRs	Amount	SPDRs	Amount	SPDRs	Amount
SPDRs sold	707,000,000	$89,665,093,167	625,250,000	$75,185,061,183	262,700,000	$29,115,803,571
Dividend reinvestment SPDRs issued	96,447	12,194,198	73,825	8,743,709	27,657	3,069,876
SPDRs redeemed	(658,650,000)	(84,119,745,261)	(651,500,000)	(78,304,956,132)	(214,750,000)	(23,770,981,855)
Net income equalization	—	(64,697,330)	—	(45,350,560)	—	(67,955,540)
Net increase (decrease)	48,446,447	$5,492,844,774	(26,176,175)	$(3,156,501,800)	47,977,657	$5,279,936,052

With the exception of the Trust’s dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5—INVESTMENT TRANSACTIONS

For the year ended September 30, 2006, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $66,547,912,601, $61,089,119,199, $2,003,252,293, and $2,544,954,612, respectively. At September 30, 2006, the cost of investments for federal income tax purposes was $65,117,012,818, accordingly, gross unrealized appreciation was $1,488,481,299 and gross unrealized depreciation was $9,065,815,935, resulting in net unrealized depreciation of $7,577,334,636.

Tax Information (unaudited)

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2006 is 99.76%.

SPDR Trust Series 1
Notes to Financial Statements
September 30, 2006

For the fiscal year ended September 30, 2006 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price vs. Net Asset Value
as of September 30, 2006

	Closing Price Above NAV			Closing Price Below NAV
	50 - 99 BASIS POINTS	100 - 199 BASIS POINTS	>200 BASIS POINTS	50 - 99 BASIS POINTS	100 – 199 BASIS POINTS	> 200 BASIS POINTS
2006	0	0	0	0	0	0
2005	0	0	0	0	0	0
2004	0	0	0	1	0	0
2003	0	0	0	0	0	0
2002	7	0	1	3	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

Cumulative Total Return
	One Year	Five Year	Ten Year
SPDR Trust Series 1
Return Based on NAV	10.64%	39.28%	124.87%
Return Based on Bid/Ask Price	10.66%	39.20%	125.33%
S&P 500 Index	10.79%	40.08%	127.92%

Average Annual Total Return
	One Year	Five Year	Ten Year
SPDR Trust Series 1
Return Based on NAV	10.64%	6.85%	8.44%
Return Based on Bid/Ask Price	10.66%	6.84%	8.46%
S&P 500 Index	10.79%	6.97%	8.59%

(1)	Currently, the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

SPDR Trust Series 1
Schedule of Investments
September 30, 2006

Common Stocks	Shares	Value
3M Co	3,588,591	$267,062,942
Abbott Laboratories	7,310,805	355,012,691
ACE Ltd	1,547,690	84,705,074
ADC Telecommunications, Inc. *	554,282	8,314,230
Adobe Systems, Inc. *	2,846,960	106,618,652
Advanced Micro Devices, Inc. *	2,304,385	57,263,967
AES Corp. *	3,133,638	63,894,879
Aetna, Inc.	2,690,849	106,423,078
Affiliated Computer Services, Inc., (Class A) *	557,667	28,920,611
Aflac, Inc	2,373,456	108,609,347
Agilent Technologies, Inc. *	2,032,813	66,452,657
Air Products & Chemicals, Inc	1,066,833	70,805,706
Alberto-Culver Co., (Class B)	358,664	18,144,812
Alcoa, Inc	4,137,421	116,013,285
Allegheny Energy, Inc. *	774,125	31,096,601
Allegheny Technologies, Inc.	483,073	30,042,310
Allergan, Inc	726,718	81,835,714
Allied Waste Industries, Inc. *	1,148,167	12,939,842
Allstate Corp	3,022,527	189,603,119
ALLTEL Corp	1,851,891	102,779,950
Altera Corp. *	1,704,230	31,323,747
Altria Group, Inc.	10,018,033	766,880,426
Amazon.com, Inc. *	1,465,560	47,073,787
Ambac Financial Group, Inc	500,464	41,413,396
Ameren Corp	971,331	51,276,563
American Electric Power Co., Inc	1,867,372	67,916,320
American Express Co	5,865,589	328,942,231
American International Group, Inc	12,435,584	823,981,796
American Power Conversion Corp	815,376	17,905,657
American Standard Cos., Inc	845,121	35,469,728
Ameriprise Financial, Inc	1,188,511	55,741,166
AmerisourceBergen Corp	992,367	44,854,988
Amgen, Inc. *	5,613,585	401,539,735
AmSouth Bancorp	1,638,704	47,587,964
Anadarko Petroleum Corp	2,187,526	95,879,265
Analog Devices, Inc	1,735,418	51,003,935
Anheuser-Busch Cos., Inc	3,679,235	174,800,455
Aon Corp	1,528,637	51,774,935
Apache Corp	1,567,729	99,080,473
Apartment Investment & Management Co., (Class A)	458,522	24,948,182
Apollo Group, Inc., (Class A) *	666,519	32,819,396
Apple Computer, Inc. *	4,047,774	311,800,031
Applera Corp. — Applied Biosystems Group	880,767	$29,162,195
Applied Materials, Inc	6,552,914	116,183,165
Archer-Daniels-Midland Co	3,115,120	118,000,746
Archstone-Smith Trust	1,011,121	55,045,427
Ashland, Inc	337,565	21,529,896
AT&T, Inc.	18,585,601	605,147,169
Autodesk, Inc. *	1,094,675	38,072,797
Automatic Data Processing, Inc	2,655,816	125,726,329
AutoNation, Inc. *	696,452	14,555,847
Autozone, Inc. *	262,000	27,064,600
Avaya, Inc. *	2,192,510	25,082,314
Avery Dennison Corp	449,649	27,055,380
Avon Products, Inc	2,136,310	65,499,265
Baker Hughes, Inc	1,621,877	110,612,011
Ball Corp	494,307	19,994,718
Bank of America Corp	21,719,805	1,163,529,954
Bank of New York Co., Inc. (The)	3,673,242	129,518,513
Barr Pharmaceuticals, Inc. *	501,465	26,046,092
Bausch & Lomb, Inc	255,294	12,797,888
Baxter International, Inc	3,116,739	141,686,955
BB&T Corp	2,620,312	114,717,259
Bear Stearns Cos., Inc. (The)	573,688	80,373,689
Becton, Dickinson & Co	1,172,550	82,864,108
Bed Bath & Beyond, Inc. *	1,343,357	51,396,839
BellSouth Corp	8,689,545	371,478,049
Bemis Co., Inc	499,804	16,423,559
Best Buy Co., Inc	1,927,458	103,234,650
Big Lots, Inc. *	538,005	10,657,879
Biogen Idec, Inc. *	1,632,034	72,919,279
Biomet, Inc	1,173,643	37,779,568
BJ Services Co	1,542,104	46,463,594
Black & Decker Corp	367,224	29,139,224
Block (H&R), Inc	1,554,672	33,798,569
BMC Software, Inc. *	1,008,274	27,445,218
Boeing Co	3,805,751	300,083,466
Boston Properties, Inc	549,928	56,829,560
Boston Scientific Corp. *	5,780,602	85,495,104
Bristol-Myers Squibb Co	9,357,746	233,195,030
Broadcom Corp., (Class A) *	2,184,636	66,281,856
Brown-Forman Corp., (Class B)	394,475	30,236,509
Brunswick Corp	450,276	14,044,108
Burlington Northern Santa Fe Corp	1,733,064	127,276,220
C.R. Bard, Inc	492,985	36,973,875
CA, Inc	1,959,167	46,412,666
Campbell Soup Co	1,109,399	40,493,063
Capital One Financial Corp	1,442,452	113,463,274
Cardinal Health, Inc	1,938,767	127,454,543
Caremark Rx, Inc	2,040,901	115,657,860

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR Trust Series 1
Schedule of Investments (continued)
September 30, 2006

Common Stocks	Shares	Value
Carnival Corp	2,139,987	$100,643,589
Caterpillar, Inc	3,186,755	209,688,479
CBS Corp., (Class B)	3,676,748	103,573,991
CenterPoint Energy, Inc	1,471,120	21,066,438
Centex Corp	582,528	30,652,623
CenturyTel, Inc	545,813	21,652,402
Charles Schwab Corp. (The)	4,897,124	87,658,520
Chesapeake Energy Corp	1,806,200	52,343,676
Chevron Corp.	10,550,475	684,303,808
Chicago Mercantile Exchange Holdings, Inc	170,325	81,457,931
Chubb Corp	1,978,005	102,777,140
CIENA Corp. *	394,558	10,751,706
CIGNA Corp	527,734	61,386,019
Cincinnati Financial Corp	825,777	39,686,843
Cintas Corp	653,570	26,685,263
Circuit City Stores, Inc.	721,825	18,125,026
Cisco Systems, Inc. *	29,211,203	671,857,669
CIT Group, Inc	947,425	46,073,278
Citigroup, Inc	23,655,604	1,174,973,851
Citizens Communications Co	1,557,634	21,869,181
Citrix Systems, Inc. *	866,830	31,387,914
Clear Channel Communications, Inc	2,394,087	69,069,410
Clorox Co	712,257	44,872,191
CMS Energy Corp. *	1,046,524	15,111,807
Coach, Inc. *	1,831,159	62,991,870
Coca-Cola Co. (The)	9,763,022	436,211,823
Coca-Cola Enterprises, Inc	1,437,833	29,950,061
Colgate-Palmolive Co	2,449,807	152,133,015
Comcast Corp., (Class A) *	10,045,544	370,178,296
Comerica, Inc	772,354	43,962,390
Commerce Bancorp, Inc	870,115	31,941,922
Compass Bancshares, Inc	615,886	35,093,184
Computer Sciences Corp. *	896,237	44,023,161
Compuware Corp. *	1,815,300	14,141,187
Comverse Technology, Inc. *	957,650	20,532,016
ConAgra Foods, Inc	2,462,694	60,286,749
ConocoPhillips	7,854,356	467,569,813
Consol Energy, Inc	869,448	27,587,585
Consolidated Edison, Inc	1,164,061	53,779,618
Constellation Brands, Inc., (Class A) *	935,036	26,910,336
Constellation Energy Group, Inc	846,303	50,101,138
Convergys Corp. *	663,608	13,703,505
Cooper Industries Ltd., (Class A)	435,857	37,143,734
Corning, Inc. *	7,414,783	180,994,853
Costco Wholesale Corp	2,245,229	111,542,977
Countrywide Financial Corp	2,892,285	101,345,666
Coventry Health Care, Inc. *	760,140	39,162,413
CSX Corp	2,109,406	69,251,799
Cummins, Inc	251,445	29,979,787
CVS Corp	3,895,503	$125,123,556
Danaher Corp	1,125,465	77,285,682
Darden Restaurants, Inc	701,316	29,784,891
Dean Foods Co. *	647,316	27,200,218
Deere & Co	1,123,712	94,290,674
Dell, Inc. *	10,812,417	246,955,604
Devon Energy Corp	2,097,015	132,426,497
Dillard’s, Inc., (Class A)	292,216	9,564,230
Disney (Walt) Co. (The)	9,988,151	308,733,747
Dollar General Corp	1,501,250	20,462,038
Dominion Resources, Inc	1,689,051	129,195,511
Dover Corp	965,648	45,810,341
Dow Chemical Co	4,585,174	178,730,083
Dow Jones & Co., Inc	280,174	9,397,036
D.R. Horton, Inc	1,289,451	30,882,351
DTE Energy Co	843,429	35,010,738
Du Pont (E.I.) de Nemours	4,384,907	187,849,416
Duke Energy Corp	5,998,128	181,143,466
Dynegy, Inc., (Class A) *	1,756,637	9,731,769
E*TRADE Financial Corp. *	2,028,617	48,524,519
Eastman Chemical Co	387,292	20,921,514
Eastman Kodak Co	1,362,121	30,511,510
Eaton Corp	714,830	49,216,045
eBay, Inc. *	5,623,832	159,491,876
Ecolab, Inc	864,321	37,010,225
Edison International	1,544,787	64,324,931
El Paso Corp	3,310,881	45,160,417
Electronic Arts, Inc. *	1,457,257	81,140,070
Electronic Data Systems Corp	2,467,684	60,507,612
Embarq Corp	704,378	34,070,764
EMC Corp. *	11,262,286	134,922,186
Emerson Electric Co	1,949,867	163,515,847
Entergy Corp	986,368	77,163,569
EOG Resources, Inc	1,151,789	74,923,874
Equifax, Inc	614,316	22,551,540
Equity Office Properties Trust	1,761,053	70,019,467
Equity Residential Properties Trust	1,379,458	69,772,986
Estee Lauder Cos., Inc. (The) (Class A)	565,832	22,820,005
E.W. Scripps Co. (The), (Class A)	404,083	19,367,698
Exelon Corp	3,180,842	192,568,175
Express Scripts, Inc. *	655,346	49,472,070
Exxon Mobil Corp	28,433,797	1,907,907,779
Family Dollar Stores, Inc	736,039	21,521,780
Fannie Mae	4,607,197	257,588,384
Federated Department Stores, Inc	2,634,129	113,820,714
Federated Investors, Inc., (Class B)	399,449	13,505,371

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR Trust Series 1
Schedule of Investments (continued)
September 30, 2006

Common Stocks	Shares	Value
FedEx Corp	1,451,496	$157,748,585
Fifth Third Bancorp	2,648,173	100,842,428
First Data Corp	3,635,546	152,692,932
First Horizon National Corp	597,241	22,701,130
FirstEnergy Corp	1,569,953	87,697,575
Fiserv, Inc. *	835,897	39,362,390
Fisher Scientific International, Inc. *	586,181	45,862,801
Fluor Corp	416,865	32,052,750
Ford Motor Co	8,929,172	72,237,001
Forest Laboratories, Inc. *	1,546,337	78,260,116
Fortune Brands, Inc	694,645	52,174,786
FPL Group, Inc	1,924,324	86,594,580
Franklin Resources, Inc	799,358	84,532,108
Freddie Mac	3,288,770	218,144,114
Freeport-McMoran Copper & Gold, Inc., (Class B)	941,152	50,125,756
Freescale Semiconductor, Inc. *	1,946,234	73,976,354
Gannett Co., Inc	1,129,058	64,164,366
Gap, Inc. (The)	2,616,240	49,577,748
General Dynamics Corp	1,921,892	137,742,000
General Electric Co	49,491,460	1,747,048,538
General Mills, Inc	1,689,619	95,632,435
General Motors Corp	2,681,589	89,189,650
Genuine Parts Co	819,883	35,361,554
Genworth Financial, Inc., (Class A)	2,188,850	76,631,638
Genzyme Corp. *	1,239,153	83,605,653
Gilead Sciences, Inc. *	2,165,021	148,736,943
Golden West Financial Corp	1,273,219	98,356,168
Goldman Sachs Group, Inc	2,055,076	347,657,207
Goodrich Corp	585,356	23,718,625
Goodyear Tire & Rubber Co. (The) *	839,953	12,179,319
Google, Inc., (Class A) *	1,020,279	410,050,130
Halliburton Co	4,913,788	139,797,269
Harley-Davidson, Inc	1,292,196	81,085,299
Harman International Industries, Inc	318,381	26,565,711
Harrah’s Entertainment, Inc	873,601	58,033,314
Hartford Financial Services Group, Inc. (The)	1,442,854	125,167,584
Hasbro, Inc	843,706	19,194,312
HCA, Inc	2,030,538	101,303,541
Health Management Associates, Inc., (Class A)	1,141,234	23,851,791
Heinz (H.J.) Co.	1,588,417	66,602,325
Hercules, Inc. *	536,002	8,452,752
Hershey Co. (The)	850,015	45,433,302
Hess Corp	1,147,807	47,542,166
Hewlett-Packard Co	13,099,791	480,631,332
Hilton Hotels Corp.	1,852,972	51,605,270
Home Depot, Inc.	9,838,333	356,836,338
Honeywell International, Inc	3,936,638	$161,008,494
Hospira, Inc. *	762,938	29,197,637
Humana, Inc. *	783,721	51,796,121
Huntington Bancshares, Inc	1,179,348	28,221,798
Illinois Tool Works, Inc	1,971,820	88,534,718
IMS Health, Inc	945,272	25,182,046
Ingersoll-Rand Co., (Class A)	1,565,745	59,466,995
Intel Corp	27,685,813	569,497,173
International Business Machines Corp	7,278,507	596,400,864
International Flavors & Fragrances, Inc	373,847	14,781,910
International Game Technology	1,614,073	66,984,029
International Paper Co	2,170,493	75,164,173
Interpublic Group of Cos., Inc. *	2,043,718	20,232,808
Intuit, Inc. *	1,625,499	52,162,263
ITT Corp	876,369	44,931,439
J.C. Penney Co., Inc	1,116,976	76,389,989
JPMorgan Chase & Co	16,610,594	780,033,494
Jabil Circuit, Inc	847,887	24,224,132
Janus Capital Group, Inc	1,018,174	20,078,391
JDS Uniphase Corp. *	7,949,531	17,409,473
Johnson & Johnson	13,991,959	908,637,817
Johnson Controls, Inc	927,868	66,565,250
Jones Apparel Group, Inc.	541,757	17,574,597
Juniper Networks, Inc. *	2,691,315	46,505,923
KB HOME	364,357	15,958,837
Kellogg Co	1,160,205	57,453,352
KeyCorp	1,921,467	71,939,724
KeySpan Corp	827,926	34,060,876
Kimberly-Clark Corp.	2,184,304	142,766,109
Kimco Realty Corp.	1,008,332	43,227,193
Kinder Morgan, Inc	499,164	52,337,345
King Pharmaceuticals, Inc. *	1,149,562	19,577,041
KLA-Tencor Corp	947,158	42,120,116
Kohl’s Corp. *	1,565,003	101,599,995
Kroger Co. (The)	3,440,774	79,619,510
L-3 Communications Holdings, Inc	576,144	45,129,360
Laboratory Corp. of America Holdings *	594,325	38,969,890
Legg Mason, Inc	630,480	63,590,213
Leggett & Platt, Inc	864,413	21,636,257
Lehman Brothers Holdings, Inc	2,562,914	189,296,828
Lennar Corp., (Class A)	663,670	30,031,068
Lexmark International, Inc., (Class A) *	513,676	29,618,558
Lilly (Eli) & Co	4,687,199	267,170,343
Limited Brands, Inc	1,651,529	43,749,003
Lincoln National Corp	1,366,236	84,815,931
Linear Technology Corp	1,449,445	45,106,728

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR Trust Series 1
Schedule of Investments (continued)
September 30, 2006

Common Stocks	Shares	Value
Liz Claiborne, Inc	498,625	$19,700,674
Lockheed Martin Corp	1,684,415	144,960,755
Loews Corp	2,193,835	83,146,346
Louisiana-Pacific Corp	502,588	9,433,577
Lowe’s Companies, Inc.	7,410,353	207,934,505
LSI Logic Corp. *	1,858,266	15,274,947
Lucent Technologies, Inc. *	21,194,819	49,595,876
M&T Bank Corp	376,539	45,169,618
Manor Care, Inc	350,316	18,314,520
Marathon Oil Corp.	1,724,287	132,597,670
Marriott International, Inc., (Class A)	1,646,207	63,609,438
Marsh & McLennan Cos., Inc.	2,615,375	73,622,806
Marshall & Ilsley Corp	1,220,575	58,807,303
Masco Corp	1,889,559	51,811,708
Mattel, Inc	1,843,378	36,314,547
Maxim Integrated Products, Inc	1,520,523	42,681,081
MBIA, Inc	635,798	39,063,429
McCormick & Co., Inc.	628,879	23,884,824
McDonald’s Corp.	5,955,247	232,969,263
McGraw-Hill Cos., Inc. (The)	1,701,831	98,757,253
McKesson Corp.	1,451,573	76,526,929
MeadWestvaco Corp	860,782	22,819,331
Medco Health Solutions, Inc. *	1,443,270	86,754,960
MedImmune, Inc. *	1,211,279	35,381,460
Medtronic, Inc	5,492,512	255,072,257
Mellon Financial Corp	1,965,067	76,834,120
Merck & Co., Inc.	10,388,088	435,260,887
Meredith Corp	198,503	9,792,153
Merrill Lynch & Co., Inc	4,237,090	331,425,180
MetLife, Inc.	3,611,025	204,672,897
MGIC Investment Corp	414,687	24,868,779
Micron Technology, Inc. *	3,464,148	60,276,175
Microsoft Corp	41,312,623	1,129,073,987
Millipore Corp. *	253,237	15,523,428
Molex, Inc.	675,298	26,316,363
Molson Coors Brewing Co., (Class B)	272,090	18,747,001
Monsanto Co	2,575,679	121,082,670
Monster Worldwide, Inc. *	610,973	22,111,113
Moody’s Corp	1,162,344	75,994,051
Morgan Stanley	5,098,355	371,721,063
Motorola, Inc	11,750,018	293,750,450
Murphy Oil Corp.	896,651	42,635,755
Mylan Laboratories, Inc	1,037,634	20,887,572
Nabors Industries Ltd. *	1,498,764	44,588,229
National City Corp.	2,902,213	106,220,996
National Semiconductor Corp.	1,419,430	33,399,188
National-Oilwell Varco, Inc. *	828,555	48,511,895
Navistar International Corp. *	292,649	$7,556,197
NCR Corp. *	862,963	34,069,779
Network Appliance, Inc. *	1,774,228	65,664,178
New York Times Co. (The), (Class A)	688,669	15,825,614
Newell Rubbermaid, Inc.	1,317,412	37,309,108
Newmont Mining Corp. (Holding Co.)	2,136,668	91,342,557
News Corp	11,251,803	221,097,929
Nicor, Inc	208,946	8,934,531
NIKE, Inc., (Class B)	897,563	78,644,470
NiSource, Inc	1,294,424	28,140,778
Noble Corp	650,380	41,741,388
Nordstrom, Inc	1,094,574	46,300,480
Norfolk Southern Corp	1,972,678	86,896,466
North Fork Bancorporation, Inc	2,213,116	63,383,642
Northern Trust Corp	878,648	51,339,403
Northrop Grumman Corp	1,635,420	111,323,039
Novell, Inc. *	1,612,979	9,871,431
Novellus Systems, Inc. *	631,637	17,471,079
Nucor Corp	1,476,380	73,066,046
NVIDIA Corp. *	1,676,888	49,619,116
Occidental Petroleum Corp	4,083,198	196,442,656
Office Depot, Inc. *	1,368,599	54,333,380
OfficeMax, Inc	336,552	13,711,128
Omnicom Group, Inc	809,889	75,805,610
Oracle Corp. *	19,318,588	342,711,751
PACCAR, Inc	1,203,960	68,649,799
Pactiv Corp. *	679,496	19,311,276
Pall Corp	592,679	18,260,440
Parametric Technology Corp. *	526,808	9,198,068
Parker-Hannifin Corp	568,669	44,202,641
Patterson Cos., Inc. *	657,925	22,112,859
Paychex, Inc.	1,583,868	58,365,536
Peoples Energy Corp.	182,015	7,398,910
Pepsi Bottling Group, Inc. (The)	640,813	22,748,862
PepsiCo, Inc.	7,865,453	513,299,463
PerkinElmer, Inc	620,985	11,755,246
Pfizer, Inc	34,872,402	988,981,321
PG&E Corp.	1,652,331	68,819,586
Phelps Dodge Corp	969,882	82,149,005
Pinnacle West Capital Corp	470,701	21,205,080
Pitney Bowes, Inc	1,076,401	47,759,912
Plum Creek Timber Co., Inc	873,967	29,749,837
PMC-Sierra, Inc. *	982,881	5,838,313
PNC Financial Services Group	1,409,190	102,081,724
PPG Industries, Inc	784,119	52,598,703

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR Trust Series 1
Schedule of Investments (continued)
September 30, 2006

Common Stocks	Shares	Value
PPL Corp	1,803,029	$59,319,654
Praxair, Inc	1,538,124	90,995,416
Principal Financial Group	1,325,353	71,940,161
Procter & Gamble Co	15,179,574	940,829,997
Progress Energy, Inc	1,196,739	54,308,016
Progressive Corp. (The)	3,729,047	91,510,813
ProLogis	1,166,139	66,539,891
Prudential Financial, Inc.	2,345,862	178,871,977
Public Service Enterprise Group, Inc	1,196,907	73,238,739
Public Storage, Inc	582,012	50,047,212
Pulte Homes, Inc.	1,016,300	32,379,318
QLogic Corp. *	765,398	14,466,022
QUALCOMM, Inc.	7,980,106	290,076,853
Quest Diagnostics, Inc.	771,826	47,204,878
Qwest Communications International, Inc. *	7,452,043	64,981,815
R.R. Donnelley & Sons Co	1,024,319	33,761,554
RadioShack Corp.	636,789	12,290,028
Raytheon Co	2,118,052	101,687,677
Realogy Corp. *	1,107,313	25,113,859
Regions Financial Corp	2,164,160	79,619,446
Reynolds American, Inc	810,903	50,251,659
Robert Half International, Inc	812,845	27,612,345
Rockwell Automation, Inc.	841,223	48,875,056
Rockwell Collins, Inc	817,137	44,811,793
Rohm & Haas Co	691,838	32,758,529
Rowan Cos., Inc	518,329	16,394,746
Ryder System, Inc	288,441	14,906,631
Sabre Holdings Corp.	626,464	14,652,993
SAFECO Corp	584,578	34,449,182
Safeway, Inc.	2,131,444	64,689,325
SanDisk Corp. *	929,743	49,778,440
Sanmina-SCI Corp. *	2,527,470	9,452,738
Sara Lee Corp	3,604,853	57,929,988
Schering-Plough Corp	7,049,316	155,719,390
Schlumberger Ltd	5,666,371	351,484,993
Sealed Air Corp	386,212	20,901,793
Sears Holdings Corp. *	396,113	62,621,504
Sempra Energy	1,233,227	61,969,657
Sherwin-Williams Co. (The)	525,344	29,303,688
Sigma-Aldrich Corp	317,278	24,008,426
Simon Property Group, Inc	1,063,236	96,350,446
SLM Corp.	1,975,116	102,666,530
Smith International, Inc	964,200	37,410,960
Snap-on, Inc.	276,841	12,333,267
Solectron Corp. *	4,337,625	14,140,658
Southern Co. (The)	3,531,909	121,709,584
Southwest Airlines Co	3,771,567	62,834,306
Sovereign Bancorp, Inc	1,779,151	38,269,538
Sprint Nextel Corp	14,178,117	243,154,707
St. Jude Medical, Inc. *	1,738,275	61,343,725
St. Paul Travelers Cos., Inc. (The)	3,314,088	$155,397,586
Stanley Works (The)	343,946	17,145,708
Staples, Inc	3,460,233	84,187,469
Starbucks Corp. *	3,650,666	124,305,177
Starwood Hotels & Resorts Worldwide, Inc	1,033,953	59,131,772
State Street Corp. (a)	1,580,244	98,607,226
Stryker Corp	1,386,208	68,742,055
Sun Microsystems, Inc. *	16,648,813	82,744,601
Sunoco, Inc	631,247	39,257,251
SunTrust Banks, Inc	1,729,918	133,688,063
SUPERVALU, Inc	965,408	28,624,347
Symantec Corp. *	4,727,402	100,599,115
Symbol Technologies, Inc	1,195,732	17,768,578
Synovus Financial Corp	1,538,419	45,183,366
Sysco Corp	2,940,601	98,363,103
T. Rowe Price Group, Inc	1,263,793	60,472,495
Target Corp	4,103,712	226,730,088
TECO Energy, Inc	989,600	15,487,240
Tektronix, Inc	387,161	11,200,568
Tellabs, Inc. *	2,139,028	23,443,747
Temple-Inland, Inc	525,675	21,079,568
Tenet Healthcare Corp. *	2,233,748	18,182,709
Teradyne, Inc. *	937,860	12,342,238
Texas Instruments, Inc	7,415,218	246,555,998
Textron, Inc	627,728	54,926,200
Thermo Electron Corp. *	779,034	30,639,407
Tiffany & Co	675,219	22,417,271
Time Warner, Inc	19,343,850	352,638,385
TJX Cos., Inc. (The)	2,183,931	61,215,586
Torchmark Corp	491,400	31,012,254
Transocean, Inc. *	1,546,490	113,249,463
Tribune Co	908,619	29,730,014
TXU Corp	2,201,081	137,611,584
Tyco International Ltd	9,695,280	271,370,887
Tyson Foods, Inc., (Class A)	1,196,887	19,006,566
U.S. Bancorp	8,466,392	281,253,542
Union Pacific Corp	1,280,198	112,657,424
Unisys Corp. *	1,621,720	9,178,935
United Parcel Service, Inc., (Class B)	5,160,239	371,227,594
United States Steel Corp	594,014	34,262,728
United Technologies Corp	4,812,619	304,879,414
UnitedHealth Group, Inc	6,427,685	316,242,102
Univision Communications, Inc.,	1,204,190	41,351,885
UnumProvident Corp	1,630,349	31,612,467
UST, Inc.	775,655	42,529,164
V.F. Corp	417,437	30,452,029
Valero Energy Corp	2,927,857	150,696,800
VeriSign, Inc. *	1,160,230	23,436,646

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR Trust Series 1
Schedule of Investments (continued)
September 30, 2006

Common Stocks	Shares	Value
Verizon Communications, Inc	13,884,324	$515,524,950
Viacom, Inc., (Class B) *	3,430,495	127,545,804
Vornado Realty Trust	583,525	63,604,225
Vulcan Materials Co	475,831	37,233,776
W.W. Grainger, Inc	362,810	24,315,526
Wachovia Corp	7,652,014	426,982,381
Wal-Mart Stores, Inc	11,764,847	580,242,254
Walgreen Co	4,807,950	213,424,900
Washington Mutual, Inc	4,573,249	198,799,134
Waste Management, Inc	2,617,406	96,006,452
Waters Corp. *	495,486	22,435,606
Watson Pharmaceuticals, Inc. *	482,103	12,616,636
Weatherford International Ltd. *	1,653,732	68,993,699
WellPoint, Inc. *	2,963,538	228,340,603
Wells Fargo & Co	16,113,403	582,982,921
Wendy’s International, Inc.	555,266	37,202,822
Weyerhaeuser Co.	1,171,369	72,074,335
Whirlpool Corp	369,392	$31,069,561
Whole Foods Market, Inc	659,809	39,212,449
Williams Cos., Inc. (The)	2,819,483	67,301,059
Windstream Corp	2,256,007	29,756,732
Wm. Wrigley Jr. Co	1,051,930	48,451,896
Wyeth	6,405,202	325,640,470
Wyndham Worldwide Corp. *	957,077	26,769,444
Xcel Energy, Inc	1,914,796	39,540,537
Xerox Corp. *	4,726,474	73,543,935
Xilinx, Inc	1,635,241	35,893,540
XL Capital Ltd	859,032	59,015,498
XTO Energy, Inc	1,733,248	73,021,738
Yahoo!, Inc. *	5,980,491	151,186,812
Yum Brands, Inc	1,308,155	68,089,468
Zimmer Holdings, Inc. *	1,180,964	79,715,070
Zions Bancorp	504,859	40,292,797
Total Common Stocks (Cost 64,993,201,567)		$57,539,678,182

(*) Non-income producing security
(a) Affiliated Issuer. See table below for more information.

Security Description	Number of Shares Held at 9/30/05	Shares Purchased for the Year Ended 9/30/06	Shares Sold for the Year Ended 9/30/06	Number of Shares Held at 9/30/06	Income Earned for the Year Ended 9/30/06	Realized Loss on Shares sold during the Year Ended 9/30/06	Dividend Receivable at 9/30/06
State Street Corp. (Cost $96,337,534)	1,406,836	1,959,352	1,785,944	1,580,244	$1,232,565	$12,302,877	$313,657

See accompanying notes to financial statements.

THE TRUST

The Trust, an exchange traded fund or ‘‘ETF’’, is a registered investment company which both (a) continuously issues and redeems ‘‘in-kind’’ its shares, known as SPDRs, only in large lot sizes called Creation Units at their once-daily NAV and (b) lists SPDRs individually for trading on the AMEX at prices established throughout the trading day, like any other listed equity security trading in the secondary market on the Exchange.

Creation of Creation Units

Portfolio Deposits may be made through the SPDR Clearing Process or outside the SPDR Clearing Process only by a person who executed a Participant Agreement with the Distributor and the Trustee. The Distributor shall reject any order that is not submitted in proper form. A creation order is deemed received by the Distributor on the date on which it is placed (‘‘Transmittal Date’’) if (a) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (b) all other procedures set forth in the Participant Agreement are properly followed. The Transaction Fee is charged at the time of creation of a Creation Unit, and an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged for creations outside the SPDR Clearing Process, in part due to the increased expense associated with settlement.

The Trustee, at the direction of the Sponsor, may increase *, reduce or waive the Transaction Fee (and/or the additional amounts charged in connection with creations and/or redemptions outside the SPDR Clearing Process) for certain lot-size creations and/or redemptions of Creation Units. The Sponsor has the right to vary the lot-size of Creation Units subject to such an increase, a reduction or waiver. The existence of any such variation shall be disclosed in the then current SPDR Prospectus.

The Trustee makes available to NSCC** before the commencement of trading on each Business Day a list of the names and required number of shares of each Index Security in the current Portfolio Deposit as well as the amount of the Dividend Equivalent Payment for the previous Business Day. The identity and weightings of the Index Securities to be delivered as part of a Portfolio Deposit are determined daily, reflect the relative weighting of the current S&P 500 Index and, together with the Cash Component, have a value

*	Such increase is subject to the 10 Basis Point Limit.
**	As of December 31, 2006, the Depository Trust and Clearing Corporation (‘‘DTCC’’) owned 100% of the issued and outstanding shares of common stock of NSCC. Also, as of such date, the Exchange no longer owned any of the issued and outstanding shares of common stock of DTCC (‘‘DTCC Shares’’), and the Trustee owned 5.19% of DTCC Shares.

equal to the NAV of the Trust on a per Creation Unit basis at the close of business on the day of the creation request. The identity of each Index Security required for a Portfolio Deposit, as in effect on September 30, 2006, is set forth in the above Schedule of Investments. The Sponsor makes available (a) on each Business Day, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding SPDR, and (b) every 15 seconds throughout the day at the Exchange a number representing, on a per SPDR basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the stock portion of a Portfolio Deposit as in effect on such day (which value occasionally includes a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). This information is calculated based upon the best information available to the Sponsor and may be calculated by other persons designated to do so by the Sponsor. The inability of the Sponsor to provide such information will not in itself result in a halt to the trading of SPDRs on the Exchange.

Upon receipt of one or more Portfolio Deposits, following placement with the Distributor of an order to create SPDRs, the Trustee (a) delivers one or more Creation Units to DTC, (b) removes the SPDR position from its account at DTC and allocates it to the account of the DTC Participant acting on behalf of the investor creating Creation Unit(s), (c) increases the aggregate value of the Portfolio, and (d) decreases the fractional undivided interest in the Trust represented by each SPDR.

Under certain circumstances, (a) a portion of the stock portion of a Portfolio Deposit may consist of contracts to purchase certain Index Securities or (b) a portion of the Cash Component may consist of cash in an amount required to enable the Trustee to purchase such Index Securities. If there is a failure to deliver Index Securities that are the subject of such contracts to purchase, the Trustee will acquire such Index Securities in a timely manner. To the extent the price of any such Index Security increases or decreases between the time of creation and the time of its purchase and delivery, SPDRs will represent fewer or more shares of such Index Security. Therefore, price fluctuations during the period from the time the cash is received by the Trustee to the time the requisite Index Securities are purchased and delivered will affect the value of all SPDRs.

Procedures For Creation of Creation Units

All creation orders must be placed in Creation Units and must be received by the Distributor by no later than the closing time of the regular trading session on the NYSE (‘‘Closing Time’’) (ordinarily 4:00 p.m. New York time) in each case on the date such order is placed in order for creation to be effected based on the NAV of the Trust as determined on such date. Orders must be transmitted by telephone or other transmission method acceptable to the Distributor and the Trustee, pursuant to procedures set forth in the Participant

Agreement and described in this prospectus. Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, the Trustee, a Participating Party or a DTC Participant.

SPDRs may be created in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit. In these circumstances, the initial deposit has a value greater than the NAV of the SPDRs on the date the order is placed provided in proper form, because in addition to available Index Securities, cash collateral must be deposited with the Trustee in an amount equal to the sum of (a) the Cash Component, plus (b) 115% of the market value of the undelivered Index Securities (‘‘Additional Cash Deposit’’). The Trustee holds such Additional Cash Deposit as collateral in an account separate and apart from the Trust. The order is deemed received on the Business Day on which the order is placed if the order is placed in proper form before the Closing Time, on such date and federal funds in the appropriate amount are deposited with the Trustee by 11:00 a.m., New York time, the next Business Day.

If the order is not placed in proper form by the Closing Time or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, the order may be deemed to be rejected and the investor shall be liable to the Trust for any losses resulting therefrom. An additional amount of cash must be deposited with the Trustee, pending delivery of the missing Index Securities to the extent necessary to maintain the Additional Cash Deposit with the Trustee in an amount at least equal to 115% of the daily mark-to-market value of the missing Index Securities. If missing Index Securities are not received by 1:00 p.m., New York time, on the third Business Day following the day on which the purchase order is deemed received and if a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trustee may use the Additional Cash Deposit to purchase the missing Index Securities. The Trustee will return any unused portion of the Additional Cash Deposit once all of the missing Index Securities have been properly received or purchased by the Trustee and deposited into the Trust. In addition, a Transaction Fee of $4,000 is charged in all such cases. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received. The Participant Agreement for any Participating Party intending to follow these procedures will contain terms and conditions permitting the Trustee to buy the missing portion(s) of the Portfolio Deposit at any time and will subject the Participating Party to liability for any shortfall between the cost to the Trust of purchasing such stocks and the value of such collateral. The Participating Party is liable to the Trust for the costs incurred by the Trust in connection with any such purchases. The Trust will have no liability for any such shortfall.

All questions as to the number of shares of each Index Security, the amount of the Cash Component and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any Index Securities to be delivered are resolved by the Trustee. The Trustee may reject a creation order if (a) the depositor or group of depositors, upon obtaining the SPDRs ordered, would own 80% or more of the current outstanding SPDRs, (b) the Portfolio Deposit is not in proper form; (c) acceptance of the Portfolio Deposit would have certain adverse tax consequences; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Portfolio Deposit would otherwise have an adverse effect on the Trust or the rights of Beneficial Owners; or (f) circumstances outside the control of the Trustee make it for all practical purposes impossible to process creations of SPDRs. The Trustee and the Sponsor are under no duty to give notification of any defects or irregularities in the delivery of Portfolio Deposits or any component thereof and neither of them shall incur any liability for the failure to give any such notification.

Placement of Creation Orders Using SPDR Clearing Process

Creation Units created through the SPDR Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Trustee to transmit to the Participating Party such trade instructions as are necessary to effect the creation order. Pursuant to the trade instructions from the Trustee to NSCC, the Participating Party agrees to transfer the requisite Index Securities (or contracts to purchase such Index Securities that are expected to be delivered through the SPDR Clearing Process in a ‘‘regular way’’ manner by the third NSCC Business Day) and the Cash Component to the Trustee, together with such additional information as may be required by the Trustee.

Placement of Creation Orders Outside SPDR Clearing Process

Creation Units created outside the SPDR Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement and has stated in its order that it is not using the SPDR Clearing Process and that creation will instead be effected through a transfer of stocks and cash. The requisite number of Index Securities must be delivered through DTC to the account of the Trustee by no later than 11:00 a.m. of the next Business Day immediately following the Transmittal Date. The Trustee, through the Federal Reserve Bank wire transfer system, must receive the Cash Component no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date. If the Trustee does not receive both the requisite Index Securities and the Cash Component in a timely fashion, the order will be cancelled. Upon written notice to the Distributor, the cancelled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the current NAV of the Trust. The delivery of SPDRs so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

Securities Depository; Book-Entry-Only System

DTC acts as securities depository for SPDRs. SPDRs are represented by one or more global securities, registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a ‘‘clearing corporation’’ within the meaning of the New York Uniform Commercial Code, and a ‘‘clearing agency’’ registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934. DTC* was created to hold securities of its participants (‘‘DTC Participants’’) and to facilitate the clearance and settlement of securities transactions among the DTC Participants through electronic book-entry changes in their accounts, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. Access to DTC system also is available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (‘‘Indirect Participants’’).

Upon the settlement date of any creation, transfer or redemption of SPDRs, DTC credits or debits, on its book-entry registration and transfer system, the amount of SPDRs so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged are designated by the Trustee to NSCC, in the case of a creation or redemption through the SPDR Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption outside of the SPDR Clearing Process. Beneficial ownership of SPDRs is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in SPDRs (owners of such beneficial interests are referred to herein as ‘‘Beneficial Owners’’) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of SPDRs. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in SPDRs.

As long as Cede & Co., as nominee of DTC, is the registered owner of SPDRs, references to the registered or record owner of SPDRs shall mean

*	As of December 31, 2006, DTCC owned 100% of the issued and outstanding shares of the common stock of DTC.

Cede & Co. and shall not mean the Beneficial Owners of SPDRs. Beneficial Owners of SPDRs are not entitled to have SPDRs registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holders thereof under the Trust Agreement. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights under the Trust Agreement.

The Trustee recognizes DTC or its nominee as the owner of all SPDRs for all purposes except as expressly set forth in the Trust Agreement. Pursuant to the agreement between the Trustee and DTC (‘‘Depository Agreement’’), DTC is required to make available to the Trustee upon request and for a fee to be charged to the Trust a listing of the SPDR holdings of each DTC Participant. The Trustee inquires of each such DTC Participant as to the number of Beneficial Owners holding SPDRs, directly or indirectly, through the DTC Participant. The Trustee provides each such DTC Participant with copies of such notice, statement or other communication, in the form, number and at the place as the DTC Participant may reasonably request, in order that said notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to the Beneficial Owners. In addition, the Trust pays to each such DTC Participant a fair and reasonable amount as reimbursement for the expense attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions are made to DTC or its nominee, Cede & Co. DTC or Cede & Co., upon receipt of any payment of distributions in respect of SPDRs, is required immediately to credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in SPDRs, as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of SPDRs held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a ‘‘street name,’’ and will be the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in SPDRs, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may discontinue providing its service with respect to SPDRs at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate the Trust.

REDEMPTION OF SPDRS

SPDRs are redeemable only in Creation Units. Creation Units are redeemable in kind only and are not redeemable for cash except as described under ‘‘Summary—Highlights—Termination of the Trust.’’

Procedures For Redemption of Creation Units

Redemption orders must be placed with a Participating Party (for redemptions through the SPDR Clearing Process) or DTC Participant (for redemptions outside the SPDR Clearing Process), as applicable, in the form required by such Participating Party or DTC Participant. A particular broker may not have executed a Participant Agreement, and redemption orders may have to be placed by the broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Redeemers should afford sufficient time to permit (a) proper submission of the order by a Participating Party or DTC Participant to the Trustee and (b) the receipt of the SPDRs to be redeemed and any Excess Cash Amounts by the Trustee in a timely manner. Orders for redemption effected outside the SPDR Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the SPDR Clearing Process. These deadlines vary by institution. Persons redeeming outside the SPDR Clearing Process are required to transfer SPDRs through DTC and the Excess Cash Amounts, if any, through the Federal Reserve Bank wire transfer system in a timely manner.

Requests for redemption may be made on any Business Day to the Trustee and not to the Distributor. In the case of redemptions made through the SPDR Clearing Process, the Transaction Fee is deducted from the amount delivered to the redeemer. In the case of redemptions outside the SPDR Clearing Process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer.

The Trustee transfers to the redeeming Beneficial Owner via DTC and the relevant DTC Participant(s) a portfolio of stocks for each Creation Unit delivered, generally identical in weighting and composition to the stock portion of a Portfolio Deposit as in effect (a) on the date a request for redemption is deemed received by the Trustee or (b) in the case of the termination of the Trust, on the date that notice of the termination of the Trust is given. The Trustee also transfers via the relevant DTC Participant(s) to the redeeming Beneficial Owner a ‘‘Cash Redemption Payment,’’ which on any given

Business Day is an amount identical to the amount of the Cash Component and is equal to a proportional amount of the following: dividends on the Portfolio Securities for the period through the date of redemption, net of expenses and liabilities for such period including, without limitation, (i) taxes or other governmental charges against the Trust not previously deducted if any, and (ii) accrued fees of the Trustee and other expenses of the Trust, as if the Portfolio Securities had been held for the entire accumulation period for such distribution, plus or minus the Balancing Amount. The redeeming Beneficial Owner must deliver to the Trustee any amount by which the amount payable to the Trust by such Beneficial Owner exceeds the amount of the Cash Redemption Payment (‘‘Excess Cash Amounts’’). For redemptions through the SPDR Clearing Process, the Trustee effects a transfer of the Cash Redemption Payment and stocks to the redeeming Beneficial Owner by the third (3rd) NSCC Business Day following the date on which request for redemption is deemed received. For redemptions outside the SPDR Clearing Process, the Trustee transfers the Cash Redemption Payment and the stocks to the redeeming Beneficial Owner by the third (3rd) Business Day following the date on which the request for redemption is deemed received. The Trustee will cancel all SPDRs delivered upon redemption.

If the Trustee determines that an Index Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Index Securities, based on its market value as of the Evaluation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Payment in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Index Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Index Securities as of the Evaluation Time on the date of the redemption as a part of the Cash Redemption Payment in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

The Trustee upon the request of a redeeming investor, may elect to redeem Creation Units in whole or in part by providing such redeemer, with a portfolio of stocks differing in exact composition from Index Securities but not differing in NAV from the then-current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Trust’s correspondence to the composition and weighting of the S&P 500 Index.

The Trustee may sell Portfolio Securities to obtain sufficient cash proceeds to deliver to the redeeming Beneficial Owner. To the extent cash proceeds are received by the Trustee in excess of the required amount, such cash proceeds shall be held by the Trustee and applied in accordance with the guidelines applicable to Misweighting.

All redemption orders must be transmitted to the Trustee by telephone or other transmission method acceptable to the Trustee so as to be received by the Trustee not later than the Closing Time on the Transmittal Date, pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruption or changes, or telephone or other communication failure, may impede the ability to reach the Trustee, a Participating Party, or a DTC Participant.

The calculation of the value of the stocks and the Cash Redemption Payment to be delivered to the redeeming Beneficial Owner is made by the Trustee according to the procedures set forth under ‘‘Valuation’’ and is computed as of the Evaluation Time on the Business Day on which a redemption order is deemed received by the Trustee. Therefore, if a redemption order in proper form is submitted to the Trustee by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite SPDRs are delivered to the Trustee prior to DTC Cut-Off Time on such Transmittal Date, then the value of the stocks and the Cash Redemption Payment to be delivered to the Beneficial Owner is determined by the Trustee as of the Evaluation Time on such Transmittal Date. If, however, a redemption order is submitted not later than the Closing Time on a Transmittal Date but either (a) the requisite SPDRs are not delivered by DTC Cut-Off Time on the next Business Day immediately following such Transmittal Date or (b) the redemption order is not submitted in proper form, then the redemption order is not deemed received as of such Transmittal Date. In such case, the value of the stocks and the Cash Redemption Payment to be delivered to the Beneficial Owner is computed as of the Evaluation Time on the Business Day that such order is deemed received by the Trustee, i.e., the Business Day on which the SPDRs are delivered through DTC to the Trustee by DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order.

The Trustee may suspend the right of redemption, or postpone the date of payment of the NAV for more than five (5) Business Days following the date on which the request for redemption is deemed received by the Trustee (a) for any period during which the NYSE is closed, (b) for any period during which an emergency exists as a result of which disposal or evaluation of the Portfolio Securities is not reasonably practicable, (c) or for such other period as the SEC may by order permit for the protection of Beneficial Owners. Neither the Sponsor nor the Trustee is liable to any person or in any way for any loss or damages that may result from any such suspension or postponement.

Placement of Redemption Orders Using SPDR Clearing Process

A redemption order made through the SPDR Clearing Process is deemed received on the Transmittal Date if (a) such order is received by the Trustee not later than the Closing Time on such Transmittal Date and (b) all other procedures set forth in the Participant Agreement are properly followed. The order is effected based on the NAV of the Trust as determined as of the Evaluation Time on the Transmittal Date. A redemption order made through the SPDR Clearing Process and received by the Trustee after the Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date. The Participant Agreement authorizes the Trustee to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s redemption order. Pursuant to such trade instructions from the Trustee to NSCC, the Trustee transfers the requisite stocks (or contracts to purchase such stocks which are expected to be delivered in a ‘‘regular way’’ manner) by the third (3rd) NSCC Business Day following the date on which the request for redemption is deemed received, and the Cash Redemption Payment.

Placement of Redemption Orders Outside SPDR Clearing Process

A DTC Participant who wishes to place an order for redemption of SPDRs to be effected outside the SPDR Clearing Process need not be a Participating Party, but its order must state that the DTC Participant is not using the SPDR Clearing Process and that redemption will instead be effected through transfer of SPDRs directly through DTC. An order is deemed received by the Trustee on the Transmittal Date if (a) such order is received by the Trustee not later than the Closing Time on such Transmittal Date, (b) such order is preceded or accompanied by the requisite number of SPDRs specified in such order, which delivery must be made through DTC to the Trustee no later than 11:00 a.m. on the next Business Day immediately following such Transmittal Date (‘‘DTC Cut-Off Time’’) and (c) all other procedures set forth in the Participant Agreement are properly followed. Any Excess Cash Amounts owed by the Beneficial Owner must be delivered no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date.

The Trustee initiates procedures to transfer the requisite stocks (or contracts to purchase such stocks) that are expected to be delivered within three Business Days and the Cash Redemption Payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date.

THE PORTFOLIO

Because the objective of the Trust is to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index, the Portfolio at any time will consist of as many of Index Securities as is practicable. It is anticipated that cash or cash items (other than dividends held for distribution) normally would not be a substantial part of the Trust’s net assets. Although the Trust may at any time fail to own certain of Index Securities, the Trust will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the S&P 500 Index and that derived from ownership of SPDRs.

Portfolio Securities Conform to the S&P 500 Index

The S&P 500 Index is a float-adjusted capitalization weighted index of 500 securities calculated under the auspices of the S&P Index Committee of S&P. At any moment in time, the value of the S&P 500 Index equals the aggregate market value of the available float shares outstanding in each of the component 500 Index Securities, evaluated at their respective last sale prices on the NYSE, the Exchange or The NASDAQ Stock Market, Inc. (‘‘NASDQ’’), divided by a scaling factor (‘‘divisor’’) which yields a resulting index value in the reported magnitude.

Periodically (typically, several times per quarter), S&P may determine that total shares outstanding have changed in one or more component Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. Second, periodically S&P may determine that the available float shares of one or more of the Index Securities may have changed due to corporate actions, purchases or sales of securities by holders or other events. Additionally, the S&P Committee may periodically (ordinarily, several times per quarter) replace one or more Index Securities due to mergers, acquisitions, bankruptcies, or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the S&P 500 Index. In 2006, there were 36 company changes to the S&P 500 Index. Ordinarily, whenever there is a change in shares outstanding or a change in an Index Security of the S&P 500 Index, S&P adjusts the divisor to ensure that there is no discontinuity in the value of the S&P 500 Index.

The Trust is not managed and therefore the adverse financial condition of an issuer does not require the sale of stocks from the Portfolio. The Trustee on a non-discretionary basis adjusts the composition of the Portfolio to conform to changes in the composition and/or weighting structure of Index Securities. To the extent that the method of determining the S&P 500 Index is changed by S&P in a manner that would affect the adjustments provided for herein, the Trustee and the Sponsor have the right to amend the Trust Agreement, without the consent of DTC or Beneficial Owners, to conform the adjustments to such changes and to maintain the objective of tracking the S&P 500 Index.

The Trustee aggregates certain of these adjustments and makes conforming changes to the Portfolio at least monthly. The Trustee directs its stock transactions only to brokers or dealers, which may include affiliates of the Trustee, from whom it expects to obtain the most favorable prices or execution of orders. Adjustments are made more frequently in the case of significant changes to the S&P 500 Index. Specifically, the Trustee is required to adjust the composition of the Portfolio whenever there is a change in the identity of any

Index Security (i.e., a substitution of one security for another) within three (3) Business Days before or after the day on which the change is scheduled to take effect. If the transaction costs incurred by the Trust in adjusting the Portfolio would exceed the expected variation between the composition of the Portfolio and the S&P 500 Index (‘‘Misweighting’’), it may not be efficient identically to replicate the share composition of the S&P 500 Index. Minor Misweighting generally is permitted within the guidelines set forth below. The Trustee is required to adjust the composition of the Portfolio at any time that the weighting of any stock in the Portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 8/100 of 1% to 2/100 of 1%, depending on the NAV of the Trust (in each case, ‘‘Misweighting Amount’’), from the weighting of the Index Security in the S&P 500 Index.

The Trustee examines each stock in the Portfolio on each Business Day, comparing its weighting to the weighting of the corresponding Index Security, based on prices at the close of the market on the preceding Business Day (a ‘‘Weighting Analysis’’). If there is a Misweighting in any stock in the Portfolio in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Trustee calculates an adjustment to the Portfolio in order to bring the Misweighting within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Trustee performs a Weighting Analysis for each stock in the Portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Trustee calculates an adjustment to the Portfolio in order to bring the Misweighting within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to the Portfolio because of a Misweighting, the purchase or sale of stock necessitated by the adjustment is made within three (3) Business Days of the day on which such Misweighting is determined. In addition to the foregoing adjustments, the Trustee may make additional periodic adjustments to Portfolio Securities that may be misweighted by an amount within the applicable Misweighting Amount.

The foregoing guidelines with respect to Misweighting also apply to any Index Security that (a) is likely to be unavailable for delivery or available in insufficient quantity for delivery or (b) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security. Upon receipt of an order for a Creation Unit that involves such an Index Security, the Trustee determines whether the substitution of cash for the stock would cause a Misweighting in the Portfolio. If a Misweighting results, the Trustee will purchase the required number of shares of the Index Security on the opening of the market on the following Business Day. If a Misweighting does not result and the Trustee does not hold cash in excess of the permitted amounts, the Trustee may hold the cash or, if such excess would result, make the required adjustments to the Portfolio.

As a result of the purchase and sale of stock in accordance with these requirements, or the creation of Creation Units, the Trust may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of stock or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains). This amount may not exceed for more than two (2) consecutive Business Days 5/10th of 1 percent of the value of the Portfolio. If the Trustee has made all required adjustments and is left with cash in excess of 5/10th of 1 percent of the value of the Portfolio, the Trustee will use such cash to purchase additional Index Securities that are under-weighted in the Portfolio as compared to their relative weightings in the S&P 500 Index, although the Misweighting of such Index Securities may not be in excess of the applicable Misweighting Amount.

All portfolio adjustments are made as described herein unless such adjustments would cause the Trust to lose its status as a ‘‘regulated investment company’’ under Subchapter M of the Code. Additionally, the Trustee is required to adjust the composition of the Portfolio at any time to insure the continued qualification of the Trust as a regulated investment company.

The Trustee relies on industry sources for information as to the composition and weightings of Index Securities. If the Trustee becomes incapable of obtaining or processing such information or NSCC is unable to receive such information from the Trustee on any Business Day, the Trustee shall use the composition and weightings of Index Securities for the most recently effective Portfolio Deposit for the purposes of all adjustments and determinations (including, without limitation, determination of the stock portion of the Portfolio Deposit) until the earlier of (a) such time as current information with respect to Index Securities is available or (b) three (3) consecutive Business Days have elapsed. If such current information is not available and three (3) consecutive Business Days have elapsed, the composition and weightings of Portfolio Securities (as opposed to Index Securities) shall be used for the purposes of all adjustments and determinations (including, without limitation, determination of the stock portion of the Portfolio Deposit) until current information with respect to Index Securities is available.

If the Trust is terminated, the Trustee shall use the composition and weightings of Portfolio Securities as of such notice date for the purpose and determination of all redemptions or other required uses of the basket.

From time to time S&P may adjust the composition of the S&P 500 Index because of a merger or acquisition involving one or more Index Securities. In such cases, the Trust, as shareholder of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee is not permitted to accept any such offers until such time as it has been determined that the stocks of the issuer will be removed from the S&P 500 Index. As stocks of an issuer are often removed from the S&P 500 Index only after the consummation of a merger or acquisition of such issuer, in selling the securities of such issuer the Trust may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions is reinvested in Index Securities in accordance with the criteria set forth above. Any stocks received as a part of the consideration that are not Index Securities are sold as soon as practicable and the cash proceeds of such sale are reinvested in accordance with the criteria set forth above.

Adjustments to the Portfolio Deposit

On each Business Day (each such day an ‘‘Adjustment Day’’), the number of shares and identity of each Index Security in a Portfolio Deposit are adjusted in accordance with the following procedure. At the close of the market the Trustee calculates the NAV of the Trust. The NAV is divided by the number of outstanding SPDRs multiplied by 50,000 SPDRs in one Creation Unit, resulting in an NAV per Creation Unit (‘‘NAV Amount’’). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the S&P 500 Index in a Portfolio Deposit for the following Business Day (‘‘Request Day’’), so that (a) the market value at the close of the market on the Adjustment Day of the stocks to be included in the Portfolio Deposit on Request Day, together with the Dividend Equivalent Payment effective for requests to create or redeem on the Adjustment Day, equals the NAV Amount and (b) the identity and weighting of each of the stocks in a Portfolio Deposit mirrors proportionately the identity and weightings of the stocks in the S&P 500 Index, each as in effect on Request Day. For each stock, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and weightings of the stocks so calculated constitute the stock portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as Portfolio Securities to be delivered by the Trustee in the event of request for redemption on the Request Day and thereafter until the following Adjustment Day.

In addition to the foregoing adjustments, if a corporate action such as a stock split, stock dividend or reverse split occurs with respect to any Index Security that does not result in an adjustment to the S&P 500 Index divisor, the Portfolio Deposit shall be adjusted to take into account the corporate action in each case rounded to the nearest whole share.

On the Request Day and on each day that a request for the creation or redemption is deemed received, the Trustee calculates the market value of the stock portion of the Portfolio Deposit as in effect on the Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on Request Day (such market value and Dividend Equivalent Payment are collectively referred to herein as ‘‘Portfolio Deposit Amount’’). The Trustee then calculates the NAV Amount, based on the close of the market on the Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the ‘‘Balancing Amount’’. The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (a) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (b) any variances from the proper composition of the Portfolio Deposit.

On any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the S&P 500 Index divisor to be adjusted after the close of the market on that Business Day, * and (b) no stock split, stock dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee may forego making any adjustment to the stock portion of the Portfolio Deposit and to use the composition and weightings of Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee may calculate the adjustment to the number of shares and identity of Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day before the Request Day.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on the Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to creation, the Balancing Amount increases the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by the creator. With respect to redemptions, the Balancing Amount is added to the cash transferred to the redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to creation, this amount decreases the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference must be paid by the Trustee to the creator. With respect to redemptions, the Balancing Amount is deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference must be paid by the redeemer to the Trustee.

*	S&P publicly announces changes in the identity and/or weighting of Index Securities in advance of the actual change. The announcements regarding changes in the index components are made after the close of trading on such day.

If the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, of if a creator or redeemer is restricted from investing or engaging in transactions in one or more of such Index Securities, the Portfolio Deposit so constituted shall determine the Index Securities to be delivered in connection with the creation of SPDRs in Creation Unit size aggregations and upon the redemption of SPDRs until the time the stock portion of the Portfolio Deposit is subsequently adjusted.

THE S&P 500 INDEX

The S&P 500 Index is composed of five hundred (500) selected stocks, all of which are listed on the Exchange, the NYSE or NASDAQ, and spans over 24 separate industry groups. As of December 31, 2006, the five largest industry groups comprising the S&P 500 Index were: Diversified Financials (10.51%), Energy (9.82%), Capital Goods (8.60%), Pharmaceuticals & Biotechnology (7.96%) and Technology Hardware & Equipment (6.84%). Since 1968, the S&P 500 Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the S&P 500 Index is available from market information services. The S&P 500 Index is determined, comprised and calculated without regard to the Trust.

S&P is not responsible for and does not participate in the creation or sale of SPDRs or in the determination of the timing, pricing, or quantities and proportions of purchases or sales of Index Securities or Portfolio Securities. The information in this Prospectus concerning S&P and the S&P 500 Index has been obtained from sources that the Sponsor believes to be reliable, but the Sponsor takes no responsibility for the accuracy of such information.

The following table shows the actual performance of the S&P 500 Index for the years 1960 through 2006. Stock prices fluctuated widely during this period and were higher at the end than at the beginning. The results shown should not be considered representative of the income yield or capital gain or loss that may be generated by the S&P 500 Index in the future. The results should not be considered representative of the performance of the Trust.

Year	Calendar Year-End Index Value*	Calendar Year-End Index Value 1960=100	Change in Index for Calendar Year	Calendar Year-End Yield**
1960	58.11	100.00	—%	3.47%
1961	71.55	123.13	23.13	2.98
1962	63.10	108.59	−11.81	3.37
1963	75.02	129.10	18.89	3.17
1964	84.75	145.84	12.97	3.01
1965	92.43	159.06	9.06	3.00
1966	80.33	138.24	−13.09	3.40
1967	96.47	166.01	20.09	3.20
1968	103.86	178.73	7.66	3.07
1969	92.06	158.42	−11.36	3.24
1970	92.15	158.58	0.10	3.83
1971	102.09	175.68	10.79	3.14
1972	118.05	203.15	15.63	2.84
1973	97.55	167.87	−17.37	3.06
1974	68.56	117.98	−29.72	4.47
1975	90.19	155.21	31.55	4.31
1976	107.46	184.93	19.15	3.77
1977	95.10	163.66	−11.50	4.62
1978	96.11	165.39	1.06	5.28
1979	107.94	185.75	12.31	5.47
1980	135.76	233.63	25.77	5.26
1981	122.55	210.89	−9.73	5.20
1982	140.64	242.02	14.76	5.81
1983	164.93	283.82	17.27	4.40
1984	167.24	287.80	1.40	4.64
1985	211.28	363.59	26.33	4.25
1986	242.17	416.75	14.62	3.49
1987	247.08	425.19	2.03	3.08
1988	277.72	477.92	12.40	3.64
1989	353.40	608.15	27.25	3.45
1990	330.22	568.26	−6.56	3.61
1991	417.09	717.76	26.31	3.24
1992	435.71	749.80	4.46	2.99
1993	464.45	802.70	7.06	2.78
1994	459.27	790.34	−1.54	2.82
1995	615.93	1,059.92	34.11	2.56
1996	740.74	1,274.70	20.26	2.19
1997	970.43	1,669.99	31.01	1.77
1998	1,229.23	2,115.35	26.67	1.49
1999	1,469.25	2,528.39	19.53	1.14
2000	1,320.28	2,272.04	−10.14	1.19
2001	1,148.08	1,975.70	−13.04	1.36
2002	879.82	1,514.06	−23.37	1.81
2003	1,111.92	1,913.47	26.38	1.63
2004	1,211.92	2,085.56	8.99	1.72
2005	1,248.29	2,148.15	3.00	1.86
2006	1,418.30	2,440.72	13.62	1.81

*	Source: S&P. Year-end index values shown do not reflect reinvestment of dividends nor costs, such as brokerage charges and transaction costs.
**	Source: S&P. Yields are obtained by dividing the aggregate cash dividends by the aggregate market value of the stocks in the S&P 500 Index.

LICENSE AGREEMENT

The License Agreement grants State Street Global Markets, LLC, an affiliate of the Trustee (‘‘SSGM’’), a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the Sponsor and the Exchange have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the Beneficial Owners of SPDRs. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended beyond such date without the consent of any of the Beneficial Owners of SPDRs.

None of the Trust, the Trustee, the Exchange, the Sponsor, SSGM, the Distributor, DTC, NSCC, any Authorized Participant, any Beneficial Owner of SPDRs or any other person is entitled to use any rights whatsoever under the foregoing licensing arrangements or to use the trademarks ‘‘Standard & Poor’s’’, ‘‘S&P’’, ‘‘S&P 500.’’ ‘‘Standard & Poor’s 500’’ or ‘‘500’’ or to use the S&P 500 Index except as specifically described in the License Agreement or sublicenses or as may be specified in the Trust Agreement.

The Trust is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty, express or implied, to the Trust, the Trustee, the Distributor, DTC or Beneficial Owners of SPDRs regarding the advisability of investing in Index Securities or unit investment trusts generally or in the Trust particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, comprised and calculated by S&P without regard to the Trust or the Beneficial Owners of SPDRs. S&P has no obligation to take the needs of the Trust or the Beneficial Owners of SPDRs into consideration in determining, comprising or calculating the S&P 500 Index. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of SPDRs. S&P has no obligation or liability in connection with the administration, marketing or trading of SPDRs.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, THE TRUST, BENEFICIAL OWNERS OF SPDRS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND

EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

EXCHANGE LISTING

SPDRs are listed on the Exchange. The Trust is not required to pay a listing fee to the Exchange. Transactions involving SPDRs in the public trading market are subject to customary brokerage charges and commissions.

There can be no assurance that SPDRs will always be listed on the Exchange. The Trust will be terminated if SPDRs are delisted. The Exchange will consider the suspension of trading in or removal from listing of SPDRs if: (a) the Trust has more than 60 days remaining until termination and there are fewer than 50 record and/or beneficial holders of SPDRs for 30 or more consecutive trading days; (b) the value of the S&P 500 Index is no longer calculated or available and a new index is substituted or the S&P 500 Index is replaced with a new index, unless such new index meets the requirements of the Exchange’s rules; or (c) such other event occurs or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange also must halt trading if required intraday valuation information is not disseminated for longer than one Business Day.

SPDRs also are listed and traded on the Singapore Exchange Securities Trading Limited (‘‘SGX’’) in connection with a joint venture created by the Exchange and the SGX. In the future, SPDRs may be listed and traded on other non-U.S. exchanges pursuant to similar arrangements.

The Sponsor’s aim in designing SPDRs was to provide investors with a security whose initial market value would approximate one-tenth (1/10th) the value of the S&P 500 Index. Of course, the market value of a SPDR is affected by a variety of factors, including capital gains distributions made, and expenses incurred, by the Trust, and therefore, over time, a SPDR may no longer approximate 1/10th the value of the S&P 500 Index. The market price of a SPDR should reflect its share of the dividends accumulated on Portfolio Securities and may be affected by supply and demand, market volatility, sentiment and other factors.

TAX STATUS OF THE TRUST

For the fiscal year ended September 30, 2006, the Trust believes that it qualified for tax treatment as a ‘‘regulated investment company’’ under Subchapter M of the Code. The Trust intends to continue to so qualify. To qualify as a regulated investment company, the Trust must, among other things, (a) derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, (b) meet certain diversification tests, and (c) distribute in each year at least ninety percent (90%) of its investment company taxable income. If the Trust qualifies as a regulated investment company, subject to certain conditions and requirements, the Trust will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its taxable income (including capital gains).

Income Tax Consequences to Beneficial Owners

Dividends paid by the Trust from its investment company taxable income (which includes dividends, interest and the excess of net short-term capital gains over net long-term capital losses) are generally taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by the Trust as attributable to the receipt by the Trust of qualified dividend income, such dividends will be eligible for the fifteen percent (15%) maximum tax rate applicable to non-corporate taxpayers through 2008. A dividend paid in January is considered for federal income tax purposes to have been paid by the Trust and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November or December to Beneficial Owners of record as shown on the records of DTC and the DTC Participants on a date in one of those months.

Distributions paid by the Trust from the excess of net long-term capital gains over net short-term capital losses are considered ‘‘capital gains dividends’’ regardless of the length of time an investor has owned SPDRs. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. For corporate investors, dividends from net investment income (but not return of capital distributions or capital gain dividends) generally qualify for the corporate dividends-received deduction to the extent dividend income received by the Trust so qualified, subject to the limitations contained in the Code. Investors should note that the regular quarterly dividends paid by the Trust are not based on the Trust’s investment company taxable income and net capital gain, but rather are based on the dividends paid with respect to Portfolio Securities. As a result, a portion of the distributions of the Trust may be treated as a return of capital or a capital gain dividend for federal income tax purposes or the Trust may make additional distributions in excess of the yield performance of Portfolio Securities in order to distribute all of its investment company taxable income and net capital gain.

Distributions in excess of the Trust’s current or accumulated earnings and profits (as specially computed) generally are treated as a return of capital for federal income tax purposes and reduce a Beneficial Owner’s tax basis in SPDRs. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Trust. Under certain circumstances, a significant portion of the Trust’s regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding SPDRs fluctuates significantly. Beneficial Owners receive annually notification from the Trustee through the DTC Participants as to the tax status of the Trust’s distributions. A distribution paid shortly after a purchase or creation of SPDRs may be taxable even though in effect it may represent a return of capital.

Distributions reinvested in additional SPDRs through the means of the Service are nevertheless taxable dividends to Beneficial Owners acquiring such additional SPDRs to the same extent as if such dividends were received in cash.

The sale of SPDRs by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes.

Under the Code, an in-kind redemption of SPDRs does not result in the recognition of taxable gain or loss by the Trust but generally constitutes a taxable event for the redeeming shareholder. Upon redemption, a Beneficial Owner generally recognizes gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and stocks received and its tax basis in the SPDRs redeemed. Stocks received upon redemption (which will be comprised of the stock portion of the Portfolio Deposit in effect on the date of redemption) generally have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service (‘‘IRS’’) may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner’s economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of SPDRs in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of SPDRs.

Deposits of a Portfolio Deposit with the Trustee in exchange for Creation Units do not result in the recognition of taxable gain or loss by the Trust but generally constitute a taxable event to the investor under the Code, and an investor generally recognizes gain or loss with respect to each stock deposited equal to the difference between the amount realized in respect of the stock and the investor’s tax basis therein. The amount realized with respect to a stock deposited should be determined by allocating the value on the date of deposit of the SPDRs received (less any cash paid to the Trust, or plus any cash received from the Trust, in connection with the deposit) among the stocks deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by an investor on the basis that there has been no material change in the investor’s economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Investors should consult their own tax advisors as to the tax consequences to them of a deposit to the Trust.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the investor or group of investors, upon obtaining the SPDRs ordered, would own eighty percent (80%) or more of the outstanding SPDRs, and if pursuant to section 351 of the Code such a circumstance would result in the Trust having a basis in the stocks deposited different from the market value of such stocks on the date of deposit. The Trustee has the right to require information regarding SPDR ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Subject to the exception described in the following sentence, ordinary income dividends received via DTC by Beneficial Owners who are non-resident aliens are subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties and appropriate documentation is provided to the Trustee. Ordinary income dividends paid with respect to taxable years of the Trust beginning on or after October 1, 2006 and ending on or before September 30, 2008, will generally not be subject to withholding to the extent that such ordinary income dividends relate to either certain interest income received by the Trust or to certain short-term capital gains of the Trust, provided appropriate documentation is provided to the Trustee. The Trust does not expect to pay significant ‘‘interest-related dividends’’ or ‘‘short-term capital gains dividends,’’ if any. Non-resident holders of SPDRs are urged to consult their own tax advisors concerning the applicability of United States withholding tax.

Backup withholding at a rate equal to the fourth lowest income tax rate applicable to individuals (which, under current law, is twenty-eight percent (28%)) applies to dividends, capital gain distributions, redemptions and sales of

SPDRs unless the Beneficial Owner (a) is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The amount of any backup withholding from a payment to a Beneficial Owner is allowed as a credit against the holder’s U.S. federal income tax liability and may entitle such holder to a refund from the IRS, if the required information is furnished to the IRS.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local and foreign tax consequences to them of an investment in the Trust, including the effect of possible legislative changes.

ERISA Considerations

In considering the advisability of an investment in SPDRs, fiduciaries of pension, profit sharing or other tax-qualified retirement plans (including Keogh Plans) and funded welfare plans (collectively, ‘‘Plans’’) subject to the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended (‘‘ERISA’’), should consider whether an investment in SPDRs (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, (c) is consistent with the prudence and diversification requirements of ERISA, and that the acquisition and holding of SPDRs does not result in a non-exempt ‘‘prohibited transaction’’ under Section 406 of ERISA or Section 4975 of the Code. Individual retirement account (‘‘IRA’’) investors should consider that an IRA may make only such investments as are authorized by the IRA’s governing instruments and that IRAs are subject to the prohibited transaction rules of Section 4975 of the Code.

As described in the preceding paragraph, ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code prohibit certain transactions involving ‘‘plan assets’’ between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, ‘‘parties in interest’’ as defined in ERISA or ‘‘disqualified persons’’ as defined in the Code). The fiduciary standards and prohibited transaction rules that apply to an investment in SPDRs by a Plan will not apply to transactions involving the Trust’s assets because the Trust is an investment company registered under the Investment Company Act of 1940. As such, the Trust’s assets are not deemed to be ‘‘plan assets’’ under ERISA and U.S. Department of Labor regulations by virtue of Plan and/or IRA investments in SPDRs.

Employee benefit plans that are government plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes or other applicable law on investments in SPDRs and the considerations discussed above, to the extent such considerations apply.

CONTINUOUS OFFERING OF SPDRs

Creation Units are offered continuously to the public by the Trust through the Distributor. Persons making Portfolio Deposits and creating Creation Units receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person has any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of SPDRs.

Because new SPDRs can be created and issued on an ongoing basis, at any point during the life of the Trust, a ‘‘distribution’’, as such term is used in the Securities Act of 1933 (‘‘1933 Act’’), may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent SPDRs and sells the SPDRs directly to its customers; or if it chooses to couple the creation of a supply of new SPDRs with an active selling effort involving solicitation of secondary market demand for SPDRs. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not ‘‘underwriters’’ but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with SPDRs that are part of an ‘‘unsold allotment’’ within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the 1933 Act.

The Sponsor intends to qualify SPDRs in states selected by the Sponsor and through broker-dealers who are members of the National Association of Securities Dealers, Inc. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor’s state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

DIVIDEND REINVESTMENT SERVICE

The Trust has made the Service available for use by Beneficial Owners through DTC Participants for reinvestment of their cash proceeds. Some DTC Participants may not elect to utilize the Service; therefore, an interested SPDR investor may wish to contact such investor’s broker to ascertain the availability of the Service through such broker. Each broker may require investors to adhere to specific procedures and timetables in order to participate in the Service and such investors should ascertain from their broker such necessary details.

Distributions reinvested in additional SPDRs through the Service are nevertheless taxable dividends to Beneficial Owners to the same extent as if received in cash.

The Trustee generally uses the cash proceeds of dividends received from all Beneficial Owners participating in reinvestment through the Service to obtain Index Securities necessary to create the requisite number of SPDRs at the close of business on each SPDR distribution date. Any cash balance remaining after the requisite number of SPDRs has been created is distributed, on a pro rata basis, to all Beneficial Owners who participated in the Service. Brokerage commissions, if any, incurred in obtaining Index Securities necessary to create additional SPDRs with the cash from the distributions is an expense of the Trust. *

EXPENSES OF THE TRUST

As of February 1, 2007, ordinary operating expenses of the Trust accrue at an annual rate of 0.0945%. Future accruals will depend primarily on the level of the Trust’s net assets and the level of Trust expenses. The Trustee has agreed to waive a portion of its fee until February 1, 2008. Thereafter, the Trustee may discontinue this voluntary waiver policy. The Trustee’s fee waiver will be calculated after earnings credits are applied. The amount of the earnings credit will be equal to the Federal Funds Rate, as reported in nationally distributed publications, multiplied by each day’s daily cash balance in the Trust’s cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. Therefore, there is no guarantee that the Trust’s ordinary operating expenses will not exceed 0.0945% of the Trust’s daily NAV.

Until further notice, the Sponsor has undertaken that it will not permit the ordinary operating expenses of the Trust, as calculated by the Trustee, to

*	It is difficult to estimate the annual dollar amount of brokerage commissions that might be incurred in connection with the Service during any fiscal year. The Trustee estimates that during fiscal year 2006, the approximate amount of annual brokerage commissions incurred in implementing the Service was less than $0.001 per SPDR.

exceed an amount that is 18.45/100 of 1% (0.1845%) per annum of the daily NAV of the Trust. To the extent the ordinary operating expenses of the Trust do exceed such 0.1845% amount, the Sponsor will reimburse the Trust for, or assume, the excess. The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.1845% per annum level on any given day. For purposes of this undertaking, ordinary operating expenses of the Trust do not include taxes, brokerage commissions and any extraordinary non-recurring expenses, including the cost of any litigation to which the Trust or the Trustee may be a party. The Sponsor may discontinue this undertaking or renew it for a specified period of time, or may choose to reimburse or assume certain Trust expenses in later periods to keep Trust expenses at a level it believes to be attractive to investors. In any event, on any day and during any period over the life of the Trust, total fees and expenses of the Trust may exceed 0.1845% per annum.

Subject to any applicable cap, the Sponsor may charge the Trust a special fee for certain services the Sponsor may provide to the Trust which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services. The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse the Trust so that total expenses of the Trust are reduced. Neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

The following charges are or may be accrued and paid by the Trust: (a) the Trustee’s fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services performed under the Trust Agreement; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to SPDRs (whether in Creation Units or otherwise); (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect the Trust and the rights and interests of Beneficial Owners of SPDRs (whether in Creation Units or otherwise); (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of the Trust; (h) expenses incurred in contacting Beneficial Owners of SPDRs during the life of the Trust and upon termination of the Trust; and (i) other out-of-pocket expenses of the Trust incurred pursuant to actions permitted or required under the Trust Agreement.

In addition, the following expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of SPDRs; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing SPDRs and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 20/100 of 1% (0.20%) per annum of the daily NAV of the Trust.

If the income received by the Trust in the form of dividends and other distributions on Portfolio Securities is insufficient to cover Trust expenses, the Trustee may make advances to the Trust to cover such expenses. Otherwise, the Trustee may sell Portfolio Securities in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from (a) dividend payments or other income of the Trust when such payments or other income is received, (b) the amounts earned or benefits derived by the Trustee on cash held by the Trustee for the benefit of the Trust, and (c) the sale of Portfolio Securities. Notwithstanding the foregoing, if any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Portfolio Securities to reimburse itself for such advance and any accrued interest thereon. These advances will be secured by a lien on the assets of the Trust in favor of the Trustee. The expenses of the Trust are reflected in the NAV of the Trust.

For services performed under the Trust Agreement, the Trustee is paid a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of the Trust, as shown below, such percentage amount to vary depending on the NAV of the Trust, plus or minus the Adjustment Amount. The compensation is computed on each Business Day based on the NAV of the Trust on such day, and the amount thereof is accrued daily and paid monthly. To the extent that the amount of the Trustee’s compensation, before any adjustment in respect of the Adjustment Amount, is less than specified amounts, the Sponsor has agreed to pay the amount of any such shortfall. The Trustee also may waive all or a portion of such fee.

Trustee Fee Scale

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount*
$500,000,000-$2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount*
$2,500,000,000 and above	6/100 of 1% per annum plus or minus the Adjustment Amount*

*	The fee indicated applies to that portion of the NAV of the Trust that falls in the size category indicated.

As of September 30, 2006, and as of December 31, 2006, the NAV of the Trust was $57,585,884,975 and $63,997,103,292, respectively. No representation is made as to the actual NAV of the Trust on any future date, as it is subject to change at any time due to fluctuations in the market value of the Portfolio, or to creations or redemptions made in the future.

The Adjustment Amount is calculated at the end of each quarter and applied against the Trustee’s fee for the following quarter. ‘‘Adjustment Amount’’ is an amount which is intended, depending upon the circumstances, either to (a) reduce the Trustee’s fee by the amount that the Transaction Fees paid on creation and redemption exceed the costs of those activities, and by the amount of excess earnings on cash held for the benefit of the Trust ** or (b) increase the Trustee’s fee by the amount that the Transaction Fee (plus additional amounts paid in connection with creations or redemptions outside the SPDR Clearing Process), paid on creations or redemptions, falls short of the actual costs of these activities. If in any quarter the Adjustment Amount exceeds the fee payable to the Trustee as set forth above, the Trustee uses such excess amount to reduce other Trust expenses, subject to certain federal tax limitations. To the extent that the amount of such excess exceeds the Trust’s expenses for such quarter, any remaining excess is retained by the Trustee as part of its compensation. If in any quarter the costs of processing creations and redemptions exceed the amounts charged as a Transaction Fee (plus the additional amounts paid in connection with creations or redemptions outside the SPDR Clearing Process) net of the excess earnings, if any, on cash held for the benefit of the Trust, the Trustee will augment the Trustee’s fee by the resulting Adjustment Amount. The net Adjustment Amount is usually a credit to the Trust. Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee’s fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee’s fee. The amount of the earnings credit will be equal to the Federal Funds Rate, as reported in nationally distributed publications, multiplied by each day’s daily cash balance in the Trust’s cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors.

In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee applied incremental cash balance credits of $5,918,238 against its base fee. The incremental cash balance credits were calculated and applied on a daily basis during that period.

VALUATION

The NAV of the Trust is computed as of the Evaluation Time shown under ‘‘Summary—Essential Information’’ on each Business Day. The NAV of the Trust on a per SPDR basis is determined by subtracting all liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio

**	The excess earnings on cash amount is currently calculated, and applied, on a monthly basis.

and other assets and dividing the result by the total number of outstanding SPDRs. For the most recent NAV information, please go to www.spdretfs.com.

The value of the Portfolio is determined by the Trustee in good faith in the following manner. If Portfolio Securities are listed on one or more national securities exchanges, such evaluation is generally based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is deemed to be the principal market thereof or, if there is no such appropriate closing price on such exchange at the last sale price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there is no such closing price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable stocks, (c) by the Trustee’s appraising the value of the stocks in good faith on the bid side of the market, or (d) by any combination thereof.

ADMINISTRATION OF THE TRUST

Distributions to Beneficial Owners

The regular quarterly ex-dividend date for SPDRs is the third Friday in each of March, June, September and December, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day (‘‘Ex-Dividend Date’’). Beneficial Owners reflected on the records of DTC and the DTC Participants on the second Business Day following the Ex-Dividend Date (‘‘Record Date’’) are entitled to receive an amount representing dividends accumulated on Portfolio Securities through the quarterly dividend period which ends on the Business Day preceding such Ex-Dividend Date (including stocks with ex-dividend dates falling within such quarterly dividend period), net of fees and expenses, accrued daily for such period. For the purposes of all dividend distributions, dividends per SPDR are calculated at least to the nearest 1/1000th of $0.01. The payment of dividends is made on the last Business Day in the calendar month following each Ex-Dividend Date (‘‘Dividend Payment Date’’). Dividend payments are made through DTC and the DTC Participants to Beneficial Owners then of record with funds received from the Trustee.

Dividends payable to the Trust in respect of Portfolio Securities are credited by the Trustee to a non-interest bearing account as of the date on which the Trust receives such dividends. Other moneys received by the Trustee in respect of the Portfolio, including but not limited to the Cash Component, the Cash Redemption Payment, all moneys realized by the Trustee from the sale of options, warrants or other similar rights received or distributed in respect of Portfolio Securities as dividends or distributions and capital gains resulting from the sale of Portfolio Securities are credited by the Trustee to a non-interest bearing account. All funds collected or received are held by the Trustee without interest until distributed in accordance with the provisions of the Trust Agreement. To the extent the amounts credited to the account generate interest income or an equivalent benefit to the Trustee, such interest income or benefit is used to reduce the Trustee’s annual fee.

Any additional distributions the Trust may need to make so as to continue to qualify as a ‘‘regulated investment company’’ would consist of (a) an increase in the distribution scheduled for January to include any amount by which estimated Trust investment company taxable income and net capital gains for a year exceeds the amount of Trust taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the Trust have been computed, of the amount, if any, by which such actual income exceeds the distributions already made. The NAV of the Trust is reduced in direct proportion to the amount of such additional distributions. The magnitude of the additional distributions, if any, depends upon a number of factors, including the level of redemption activity experienced by the Trust. Because substantially all proceeds from the sale of stocks in connection with adjustments to the Portfolio are used to purchase shares of Index Securities, the Trust may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee has to sell shares of Portfolio Securities sufficient to produce the cash required to make such additional distributions. In selecting the stocks to be sold to produce cash for such distributions, the Trustee chooses among the stocks that are over-weighted in the Portfolio relative to their weightings in the S&P 500 Index first and then from among all other stocks in such a manner to maintain the weightings of Portfolio Securities within the applicable Misweighting Amount.

As specified in the Trust Agreement, the Trustee may declare special dividends if the Trustee deems such action necessary or advisable to preserve the status of the Trust as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or deems such action otherwise advantageous to the Trust. The Trust Agreement also permits the Trustee to vary the frequency with which periodic distributions are made (e.g., from quarterly to monthly) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to the Trust. In addition, the Trust Agreement permits the Trustee to change the regular ex-dividend date for SPDRs to another date within the month or quarter if it is determined by the Sponsor and the Trustee that such a change would be advantageous to the Trust. Notice of any such variance or change shall be provided to Beneficial Owners via DTC and the DTC Participants.

As soon as practicable after notice of termination of the Trust, the Trustee will distribute via DTC and the DTC Participants to each Beneficial Owner redeeming Creation Units before the termination date specified in such notice a portion of Portfolio Securities and cash as described above. Otherwise, the Trustee will distribute to each Beneficial Owner (whether in Creation Unit size aggregations or otherwise), as soon as practicable after termination of the Trust, such Beneficial Owner’s pro rata share of the NAV of the Trust.

All distributions are made by the Trustee through DTC and the DTC Participants to Beneficial Owners as recorded on the book entry system of DTC and the DTC Participants.

The settlement date for the creation of SPDRs or the purchase of SPDRs in the secondary market must occur on or before the Record Date in order for such creator or purchaser to receive a distribution on the next Dividend Payment Date. If the settlement date for such creation or a secondary market purchase occurs after the Record Date, the distribution will be made to the prior securityholder or Beneficial Owner as of such Record Date.

Any Beneficial Owner interested in acquiring additional SPDRs with proceeds received from distributions described above may elect dividend reinvestment through DTC Participants by means of the Service, if such service is available through the Beneficial Owner’s broker.

Statements to Beneficial Owners; Annual Reports

With each distribution, the Trustee furnishes for distribution to Beneficial Owners a statement setting forth the amount being distributed, expressed as a dollar amount per SPDR.

Promptly after the end of each fiscal year, the Trustee furnishes to the DTC Participants for distribution to each person who was a Beneficial Owner of SPDRs at the end of such fiscal year, an annual report of the Trust containing financial statements audited by independent accountants of nationally recognized standing and such other information as may be required by applicable laws, rules and regulations.

Rights of Beneficial Owners

Beneficial Owners may sell SPDRs in the secondary market, but must accumulate enough SPDRs to constitute a full Creation Unit in order to redeem through the Trust. The death or incapacity of any Beneficial Owner does not operate to terminate the Trust nor entitle such Beneficial Owner’s legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Beneficial Owners shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

Amendments to the Trust Agreement

The Trust Agreement may be amended from time to time by the Trustee and the Sponsor without the consent of any Beneficial Owners (a) to cure any ambiguity or to correct or supplement any provision that may be defective or inconsistent or to make such other provisions as will not adversely affect the interests of Beneficial Owners; (b) to change any provision as may be required by the SEC; (c) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a ‘‘regulated investment company’’ under the Code; (d) to add or change any provision as may be necessary or advisable if NSCC or DTC is unable or unwilling to continue to perform its functions; and (e) to add or change any provision to conform the adjustments to the Portfolio and the Portfolio Deposit to changes, if any, made by S&P in its method of determining the S&P 500 Index. The Trust Agreement may also be amended by the Sponsor and the Trustee with the consent of the Beneficial Owners of 51% of the outstanding SPDRs to add provisions to, or change or eliminate any of the provisions of, the Trust Agreement or to modify the rights of Beneficial Owners; although, the Trust Agreement may not be amended without the consent of the Beneficial Owners of all outstanding SPDRs if such amendment would (a) permit the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement; (b) reduce the interest of any Beneficial Owner in the Trust; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment.

Promptly after the execution of an amendment, the Trustee receives from DTC, pursuant to the terms of the Depository Agreement, a list of all DTC Participants holding SPDRs. The Trustee inquires of each such DTC Participant as to the number of Beneficial Owners for whom such DTC Participant holds SPDRs, and provides each such DTC Participant with sufficient copies of a written notice of the substance of such amendment for transmittal by each such DTC Participant to Beneficial Owners.

Termination of the Trust Agreement

The Trust Agreement provides that the Sponsor has the discretionary right to direct the Trustee to terminate the Trust if at any time the NAV of the

Trust is less than $350,000,000, as such dollar amount shall be adjusted for inflation in accordance with the CPI-U. This adjustment is to take effect at the end of the fourth year following the Initial Date of Deposit and at the end of each year thereafter and to be made so as to reflect the percentage increase in consumer prices as set forth in the CPI-U for the twelve month period ending in the last month of the preceding fiscal year.

The Trust may be terminated (a) by the agreement of the Beneficial Owners of 66 2/3% of outstanding SPDRs; (b) if DTC is unable or unwilling to continue to perform its functions as set forth under the Trust Agreement and a comparable replacement is unavailable; (c) if NSCC no longer provides clearance services with respect to SPDRs, or if the Trustee is no longer a participant in NSCC; (d) if S&P ceases publishing the S&P 500 Index; (e) if the License Agreement is terminated; or (f) if SPDRs are delisted from the Exchange. The Trust will also terminate by its terms on the Termination Date.

The Trust will terminate if either the Sponsor or the Trustee resigns or is removed and a successor is not appointed. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever, however, will not cause the termination of the Trust Agreement or the Trust unless the Trustee deems termination to be in the best interests of Beneficial Owners.

Prior written notice of the termination of the Trust must be given at least twenty (20) days before termination of the Trust to all Beneficial Owners. The notice must set forth the date on which the Trust will be terminated, the period during which the assets of the Trust will be liquidated, the date on which Beneficial Owners of SPDRs (whether in Creation Unit size aggregations or otherwise) will receive in cash the NAV of the SPDRs held, and the date upon which the books of the Trust shall be closed. The notice shall further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor Portfolio Deposits will be accepted, that no additional SPDRs will be created for the purpose of reinvesting dividend distributions, and that, as of the date thereof and thereafter, the portfolio of stocks delivered upon redemption shall be identical in composition and weighting to Portfolio Securities as of such date rather than the stock portion of the Portfolio Deposit as in effect on the date request for redemption is deemed received. Beneficial Owners of Creation Units may, in advance of the Termination Date, redeem in kind directly from the Trust.

Within a reasonable period after the Termination Date, the Trustee shall, subject to any applicable provisions of law, use its best efforts to sell all of the Portfolio Securities not already distributed to redeeming Beneficial Owners of Creation Units. The Trustee shall not be liable for or responsible in any way for depreciation or loss incurred because of any such sale. The Trustee may suspend such sales upon the occurrence of unusual or unforeseen circumstances, including but not limited to a suspension in trading of a stock, the closing or restriction of trading on a stock exchange, the outbreak of hostilities, or the collapse of the economy. The Trustee shall deduct from the proceeds of sale its fees and all other expenses and transmit the remaining amount to DTC for distribution, together with a final statement setting forth the computation of the gross amount distributed. SPDRs not redeemed before termination of the Trust will be redeemed in cash at NAV based on the proceeds of the sale of Portfolio Securities, with no minimum aggregation of SPDRs required.

SPONSOR

The Sponsor is a Delaware limited liability company incorporated on April 6, 1998 with offices c/o the American Stock Exchange, LLC, 86 Trinity Place, New York, New York 10006. The Sponsor’s Internal Revenue Service Employer Identification Number is 52-2127241. The Exchange is the sole member of the Sponsor and the Exchange is a ‘‘control person’’ of the Sponsor as such term is defined in the Securities Act of 1933.

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell SPDRs to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of SPDRs within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor’s execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of SPDRs.

The Trust Agreement provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of SPDRs for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Portfolio Securities. The Trust Agreement further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement, including the payment of the costs and expenses of defending against any claim or liability.

TRUSTEE

The Trustee is a bank and trust company organized under the laws of the Commonwealth of Massachusetts with its principal place of business at One Lincoln Street, Boston, Massachusetts 02111. The Trustee’s Internal Revenue Service Employer Identification Number is 04-1867445. The Trustee is subject to supervision and examination by the Massachusetts Division of Banks and the Federal Reserve Bank of Boston.

Information regarding Cash Redemption Payment amounts, number of outstanding SPDRs and Transaction Fees may be obtained from the Trustee at the toll-free number: 1-800-545-4189. Complete copies of the Trust Agreement and a list of the parties that have executed a Participant Agreement may be obtained from the Trustee’s principal office.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement by executing a notice of resignation in writing and filing such notice with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning SPDRs for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of and the acceptance of the Trust by a successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor Trustee as provided in the Trust Agreement. The Sponsor shall mail notice of such discharge and appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee’s execution of a written acceptance of an appointment as Trustee for the Trust, the successor

Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. A successor Trustee must be (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 51% of the then outstanding SPDRs may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement limits Trustee’s liabilities. It provides, among other things, that the Trustee is not liable for (a) any action taken in reasonable reliance on properly executed documents or for the disposition of monies or stocks or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Portfolio Securities; (c) any action the Trustee takes where the Sponsor fails to act; and (d) any taxes or other governmental charges imposed upon or in respect of Portfolio Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or reckless disregard of its duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

DEPOSITORY

DTC is a limited purpose trust company and member of the Federal Reserve System.

LEGAL OPINION

The legality of the SPDRs offered hereby has been passed upon by Carter Ledyard & Milburn LLP, New York, New York, as counsel for the Sponsor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2006 included in this Prospectus have been so included in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, 125 High Street, Boston, Massachusetts, given on the authority of said firm as experts in auditing and accounting.

CODE OF ETHICS

The Trust and the Sponsor have adopted a code of ethics regarding personal securities transactions by employees. Subject to certain conditions and standards, the code permits employees to invest in SPDRs for their own accounts. The code is designed to prevent fraud, deception and misconduct against the Trust and to provide reasonable standards of conduct. The code is on file with the SEC and you may obtain a copy by visiting the SEC at the address listed on the back cover of this prospectus. The code is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC at the address listed on the back cover of this prospectus.

INFORMATION AND COMPARISONS RELATING TO TRUST,
SECONDARY MARKET TRADING, NET ASSET SIZE, PERFORMANCE AND TAX TREATMENT

Information regarding various aspects of the Trust, including the net asset size thereof, as well as the secondary market trading, the performance and the tax treatment of SPDRs, may be included from time to time in advertisements, sales literature and other communications and in reports to current or prospective Beneficial Owners. Any such performance-related information will reflect only past performance of SPDRs, and no guarantees can be made of future results.

Specifically, information may be provided to investors regarding the ability to engage in short sales of SPDRs, including reference to the exemption from the ‘‘tick test’’ provision of the SEC short sale rule (Rule 10a-1 under the Securities Exchange Act of 1934), to permit short sales on ‘‘minus’’ or ‘‘zero-minus’’ ticks. Selling short refers to the sale of securities which the seller does not own, but which the seller arranges to borrow before effecting the sale. Institutional investors may be advised that lending their SPDRs to short sellers may generate stock loan credits that may supplement the return they can earn from an investment in SPDRs. These stock loan credits may provide a useful source of additional income for certain institutional investors who can arrange to lend SPDRs. Potential short sellers may be advised that a short rebate (functionally equivalent to partial use of proceeds of the short sale) may reduce their cost of selling short.

In addition, information may be provided to prospective or current investors comparing and contrasting the tax efficiencies of conventional mutual funds with SPDRs. Both conventional mutual funds and the Trust may be required to recognize capital gains incurred as a result of adjustments to the composition of the S&P 500 Index and therefore to their respective portfolios. From a tax perspective, however, a significant difference between a conventional mutual fund and the Trust is the process by which their shares are redeemed. In cases where a conventional mutual fund experiences redemptions in excess of subscriptions (‘‘net redemptions’’) and has insufficient cash available to fund such net redemptions, such fund may have to sell stocks held in its portfolio to raise and pay cash to redeeming shareholders. A mutual fund will generally experience a taxable gain or loss when it sells such portfolio stocks in order to pay cash to redeeming fund shareholders. In contrast, the redemption mechanism for SPDRs typically does not involve selling the portfolio stocks. Instead, the Trust delivers the actual portfolio of stocks in an in-kind exchange to any person redeeming SPDRs shares in Creation Unit size aggregations. While this in-kind exchange is a taxable transaction to the redeeming entity (usually a broker/dealer) making the exchange, it generally does not constitute a taxable transaction at the Trust level and, consequently, there is no realization of taxable gain or loss by the Trust with respect to such in-kind exchanges. In a period of market appreciation of the S&P 500 Index and, consequently, appreciation of the portfolio stocks held in the Trust, this in-kind redemption mechanism has the effect of eliminating the recognition and distribution of those net unrealized gains at the Trust level. Although the same result would obtain for conventional mutual funds utilizing an in-kind redemption mechanism, the opportunities to redeem fund shares by delivering portfolio stocks in-kind are limited in most mutual funds.

Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a conventional mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, conventional funds that have accumulated substantial unrealized capital gains, if they experience net redemptions and do not have sufficient available cash, may be required to make taxable capital gains distributions that are generated by changes in such fund’s portfolio. In contrast, the in-kind redemption mechanism of SPDRs may make them more tax efficient investments under most circumstances than comparable conventional mutual fund shares. As discussed above, this in-kind redemption feature tends to lower the amount of annual net capital gains distributions to SPDRs holders as compared to their conventional mutual fund counterparts. Since shareholders are generally required to pay income tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that the Trust is not required to recognize capital gains, the SPDRs holder is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his shares, or the Trust terminates. If such holder retains his shares until his death, under current law the tax basis of such shares would be adjusted to their then fair market value.

One important difference between SPDRs and conventional mutual fund shares is that SPDRs are available for purchase or sale on an intraday basis on the AMEX. An investor who buys shares in a conventional mutual fund will buy or sell shares at a price at or related to the closing NAV per share, as determined by the fund. In contrast, SPDRs are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationship of SPDRs closing prices to NAV for the period 1/29/93 (the first trading date of the Trust) through 12/31/06, the distribution relationships of high, low and closing prices over the same period, and distribution of bid/ask spreads for 2006. This table should help investors evaluate some of the advantages and disadvantages of SPDRs relative to funds sold and redeemed at prices related to closing NAV. Specifically, the table illustrates in an approximate way the risks of buying or selling SPDRs at prices less favorable than closing NAV and, correspondingly, the opportunities to buy or sell at prices more favorable than closing NAV.

The investor may wish to evaluate the opportunity to buy or sell on an intraday basis versus the assurance of a transaction at or related to closing NAV. To assist investors in making this comparison, the table illustrates the distribution of percentage ranges between the high and the low price each day and between each extreme daily value and the closing NAV for all trading days from 1/29/93 through 12/31/06. The investor may wish to compare these ranges with the average bid/ask spread on SPDRs and add any commissions charged by a broker. The trading ranges for this period will not necessarily be typical of trading ranges in future years and the bid/ask spread on SPDRs may vary materially over time and may be significantly greater at times in the future. There is some evidence, for example, that the bid/ask spread will widen in markets that are more volatile and narrow when markets are less volatile. Consequently, the investor should expect wider bid/ask spreads to be associated with wider daily spread ranges.

Daily Percentage Price Ranges: Average and Frequency Distribution for
SPDR Trust and S&P Composite Stock Price Index:
Highs and Lows vs. Close*
(from 1/29/93** through 12/31/2006)

S&P 500 COMPOSITE STOCK PRICE INDEX

	Daily % Price Range		Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total
0—.25%	3	0.09%	1,422	40.54%	1,002	28.56%
.25—.5%	342	9.75%	680	19.38%	854	24.34%
.5—1%	1,287	36.69%	734	20.92%	887	25.29%
1—1.5%	898	25.60%	335	9.55%	395	11.26%
1.5—2%	494	14.08%	178	5.07%	198	5.64%
2—2.5%	240	6.84%	85	2.42%	92	2.62%
2.5—3%	121	3.45%	36	1.03%	34	0.97%
3—3.5%	57	1.62%	20	0.57%	20	0.57%
>3.5%	66	1.88%	18	0.51%	26	0.74%
Total	3,508	100%	3,508	100%	3,508	100%

Average Daily Range: 1.2575%

SPDR TRUST

	Daily % Price Range		Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total
0—.25%	21	0.60%	1,269	36.17%	934	26.62%
.25—.5%	347	9.89%	764	21.78%	907	25.86%
.5—1%	1,149	32.75%	772	22.01%	905	25.80%
1—1.5%	950	27.08%	370	10.55%	422	12.03%
1.5—2%	525	14.97%	146	4.16%	175	4.99%
2—2.5%	257	7.33%	107	3.05%	83	2.37%
2.5—3%	128	3.65%	43	1.23%	43	1.23%
3—3.5%	63	1.80%	19	0.54%	20	0.57%
>3.5%	68	1.94%	18	0.51%	19	0.54%
Total	3,508	100%	3,508	100%	3,508	100%

Average Daily Range: 1.2919%

*	Source: Bloomberg
**	The first day of trading on the AMEX

Frequency Distribution of Discounts and Premiums for SPDR Trust:
Closing AMEX Price vs. Net Asset Value (NAV) as of 12/31/06*

Range		Calendar Quarter Ending 3/31/2006	Calendar Quarter Ending 6/30/2006	Calendar Quarter Ending 9/30/2006	Calendar Quarter Ending 12/31/2006	Calendar Year 2006	From 1/29/1993 through 12/31/2006
> 200	Days	—	—	—	—	—	—
Basis Points	%	—	—	—	—	—	—
150—200	Days	—	—	—	—	—	—
Basis Points	%	—	—	—	—	—	—
100—150	Days	—	—	—	—	—	1
Basis Points	%	—	—	—	—	—	0.0%
50—100	Days	—	—	—	—	—	20
Basis Points	%	—	—	—	—	—	0.6%
25—50	Days	1	2	1	1	5	185
Basis Points	%	1.6%	3.2%	1.6%	1.6%	2.0%	5.3%
0—25	Days	30	25	38	34	127	1501
Basis Points	%	48.4%	39.7%	60.3%	54.0%	50.6%	42.8%
Total Days	Days	31	27	39	35	132	1707
at Premium	%	50.0%	42.9%	61.9%	55.6%	52.6%	48.7%
Closing Price	Days	1	2	—	2	5	44
Equal to NAV	%	1.6%	3.2%	—	3.2%	2.0%	1.3%
Total Days	Days	30	34	24	26	114	1757
at Discount	%	48.4%	54.0%	38.1%	41.3%	45.4%	50.1%
0— -25	Days	29	29	22	26	106	1448
Basis Points	%	46.8%	46.0%	34.9%	41.3%	42.2%	41.3%
-25— -50	Days	1	3	2	—	6	254
Basis Points	%	1.6%	4.8%	3.2%	—	2.4%	7.2%
-50— -100	Days	—	2	—	—	2	52
Basis Points	%	—	3.2%	—	—	0.8%	1.5%
-100— -150	Days	—	—	—	—	—	1
Basis Points	%	—	—	—	—	—	0.0%
-150— -200	Days	—	—	—	—	—	1
Basis Points	%	—	—	—	—	—	0.0%
<-200	Days	—	—	—	—	—	1
Basis Points	%	—	—	—	—	—	0.0%

Close was within 0.25% of NAV better than 86% of the time from 1/29/93
(the first day of trading on the AMEX) through 12/31/06.

* Source: American Stock Exchange LLC

SPDR BID/ASK SPREAD DISTRIBUTION (2006 Only)*

Range ($)	% of Total
0.01—0.05	80.68%
0.05—0.10	13.67%
0.10—0.15	3.36%
0.15—0.20	1.30%
0.20—0.25	0.55%
0.25—0.50	0.43%
> 0.50	0.02%
Total	100.00%

The price range of shares for 2006 was from $122.36 to $143.24; consequently, $0.10 was from 0.08% to 0.07% of the share price.

*	Source: American Stock Exchange LLC

Frequency Distribution of Discounts and Premiums for the SPDR Trust:
Bid/Ask Price vs. Net Asset Value (NAV) as of 12/31/06*

Range		Calendar Quarter Ending 3/31/2006	Calendar Quarter Ending 6/30/2006	Calendar Quarter Ending 9/30/2006	Calendar Quarter Ending 12/31/2006	Calendar Year 2006
>50	Days	—	—	—	—
Basis Points	%	—	—	—	—
25—50	Days	—	—	—	—
Basis Points	%	—	—	—	—
0—25	Days	27	24	31	24	106
Basis Points	%	43.5%	38.1%	49.2%	38.1%	42.2%
Total Days	Days	27	24	31	24	106
at Premium	%	43.5%	38.1%	49.2%	38.1%	42.2%
Closing Price	Days	—	1	1	4	6
Equal to NAV	%	—	1.6%	1.6%	6.3%	2.4%
Total Days	Days	35	38	31	35	139
at Discount	%	56.5%	60.3%	49.2%	55.6%	55.4%
0— -25	Days	35	38	31	35	139
Basis Points	%	56.5%	60.3%	49.2%	55.6%	55.4%
-25— -50	Days	—	—	—	—	—
Basis Points	%	—	—	—
< -50	Days	—	—	—	—	—
Basis Points	%	—	—	—	—	—

* Source: American Stock Exchange LLC

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
as of 12/31/06*

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR Trust Series 1
Return Based on NAV	15.65%	34.27%	121.59%
Return Based on Bid/Ask Price	15.74%	35.16%	122.20%
S&P 500 Index	15.79%	35.03%	124.47%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR Trust Series 1
Return Based on NAV	15.65%	6.07%	8.28%
Return Based on Bid/Ask Price	15.74%	6.21%	8.31%
S&P 500 Index	15.79%	6.19%	8.42%

(1)	Currently, the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.
*	Source: American Stock Exchange LLC

GLOSSARY

Page
‘‘1933 Act’’	56
‘‘10 Basis Point Limit’’	9
‘‘Additional Cash Deposit’’	35
‘‘Adjustment Amount’’	60
‘‘Adjustment Day’’	46
‘‘AMEX’’	4
‘‘Balancing Amount’’	47
‘‘Beneficial Owners’’	37
‘‘Business Day’’	3
‘‘Cash Component’’	5
‘‘Cash Redemption Payment’’	39
‘‘Closing Time’’	34
‘‘CNS’’	5
‘‘Code’’	10
‘‘Creation Units’’	4
‘‘Depository Agreement’’	38
‘‘Distributor’’	4
‘‘Dividend Equivalent Payment’’	5
‘‘Dividend Payment Date’’	61
‘‘DTC’’	10
‘‘DTCC’’	33
‘‘DTCC Shares’’	33
‘‘DTC Cut-Off Time’’	42
‘‘DTC Participants’’	37
‘‘ERISA’’	55
‘‘Evaluation Time’’	1
‘‘Ex-Dividend Date’’	61
‘‘Excess Cash Amounts’’	40
‘‘Exchange’’	4
‘‘Index Securities’’	3
‘‘Indirect Participants’’	37
‘‘IRA’’	55
‘‘IRS’’	53
‘‘License Agreement’’	i
‘‘Misweighting’’	44
‘‘Misweighting Amount’’	44
‘‘NASDAQ’’	43
‘‘NAV’’	3
‘‘NAV Amount’’	46
‘‘NSCC Business Day’’	14
‘‘NSCC’’	5
‘‘NYSE’’	3
‘‘Participant Agreement’’	5
‘‘Participating Party’’	5
‘‘Plans’’	55
‘‘Portfolio’’	3
‘‘Portfolio Deposit’’	5
‘‘Portfolio Deposit Amount’’	47
‘‘Portfolio Securities’’	3
‘‘Record Date’’	61
‘‘Request Day’’	46
‘‘S&P’’	3
‘‘S&P 500 Index’’	3
‘‘SEC’’	5
‘‘Service’’	10
‘‘SGX’’	51
‘‘SPDRs’’	3
‘‘SPDR Clearing Process’’	5
‘‘Sponsor’’	3
‘‘SSGM’’	50
‘‘Transaction Fee’’	9
‘‘Transmittal Date’’	33
‘‘Trust’’	3
‘‘Trust Agreement’’	3
‘‘Trustee’’	3
‘‘Weighting Analysis’’	44

STANDARD & POOR’S DEPOSITARY
RECEIPTS (SPDRs)
SPDR TRUST, SERIES 1

SPONSOR:
PDR SERVICES LLC

This Prospectus does not include all of the information with respect to the SPDR Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

•	Securities Act of 1933 (File No. 33-46080) and
•	Investment Company Act of 1940 (File No. 811-7330).

To obtain copies from the SEC at prescribed rates—
Write:    Public Reference Section of the SEC
100 F Street, N.E., Washington, D.C. 20549
CALL:    1-800-SEC-0330
VISIT:    http://www.sec.gov

No person is authorized to give any information or make any representation about the SPDR Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep both parts of this Prospectus for future reference.

PDR Services LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering SPDRs. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus dated January 26, 2007

                       CONTENTS OF REGISTRATION STATEMENT

     This amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

               The facing sheet.

               The cross-reference sheet.

               The prospectus.

               The undertaking to file reports.

               The signatures.

               Written consents of the following persons:

               PricewaterhouseCoopers LLP

               (included in Exhibit 99.C2)

               Carter Ledyard & Milburn LLP

               (included in Exhibit 99.C1)

The following exhibits:

          Ex-99.C1 Opinion of Counsel as to legality of securities being registered and consent of Counsel.

          Ex-99.C2 Consent of Independent Registered Public Accounting Firm.

          Ex-99.A11 Code of Ethics dated & effective December, 2006.

          Ex-99.A4.1 Sublicense Agreement.

          Ex-99.A4.2 Sublicense Agreement.

                          FINANCIAL STATEMENTS

         1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series herewith.

         2. Financial Statements of the Depositor:

         PDR Services LLC - Financial Statements, as part of American Stock
         Exchange LLC current consolidated financial statements incorporated by reference to the Amendment to Form 1-A dated June, 2006.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, SPDR Trust Series 1, certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of January, 2007.

                                           SPDR TRUST SERIES 1 (Registrant)

                                       By: PDR Services LLC
                                       By: American Stock Exchange LLC,
                                               sole member

                                           /s/ Clifford J. Weber
                                           -------------------------------
                                           Senior Vice President

          Pursuant to the requirements of the Securities Act of 1933, this
Post Effective Amendment to the Registration Statement has been signed below on behalf of PDR Services LLC, the Depositor, by the following persons in the capacities and on the date indicated.

PDR SERVICES LLC

Name                                       Title/Office
----                                       ------------

/s/ Clifford J. Weber            President of PDR Services LLC*
-------------------------
Clifford J. Weber

/s/ Scott Ebner                  Vice President of PDR Services LLC
-------------------------
Scott Ebner

----------
*    The President of PDR Services LLC also undertakes all the duties and responsibilities of, and performs all functions of, the principal financial officer of PDR Services LLC.

                                  EXHIBIT INDEX

1. EX-99.C1    -- Opinion of Counsel as to legality of securities being
               registered and Consent of Counsel.

2. EX-99.C2    -- Consent of Independent Registered Public Accounting Firm.

3. EX-99.A11   -- Code of Ethics dated & effective December 2006.

4. EX-99.A4.1  -- Sublicense Agreement.

5. EX-99.A4.2  -- Sublicense Agreement.